SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           Registration Statement Under the Securities Act of 1933 [X]
                       Pre-Effective Amendment No.     [ ]
                        Post-Effective Amendment No.   [22]

                                       and/or

       Registration Statement Under the Investment Company Act of 1940 [X]
                              Amendment No.  [26]
                       -----------------------------------

                                Ultra Series Fund
                               2000 Heritage Way
                              Waverly, Iowa 50677
                            (319) 352-4090, ext. 2157
            (Registrant's Exact Name, Address and Telephone Number)

                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                               2000 Heritage Way
                              Waverly, Iowa 50677
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2404

                  Approximate Date of Proposed Public Offering:  [      ]

                  --------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

[   ]  immediately upon filing pursuant to paragraph (b)
[   ]  on (date) pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[ X ]  on (May 1, 1999)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[   ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

[Front Cover]
                                ULTRA SERIES FUND

PROSPECTUS                                                        MAY 1, 1999

                                Money Market Fund
                               Treasury 2000 Fund
                                    Bond Fund
                                  Balanced Fund
                          Growth and Income Stock Fund
                               Mid-Cap Stock Fund
                         Capital Appreciation Stock Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                       PAGE

THE FUND

         Money Market Fund
         Treasury 2000 Fund
         Bond Fund
         Balanced Fund
         Growth and Income Stock Fund
         Mid-Cap Stock Fund
         Capital Appreciation Stock Fund
         Risks vs. Return
         Risks Associated with Certain Higher Risk Securities
         Expenses

THE SHARES

         Offer
         Purchase and Redemption
         Distribution
         Dividends
         Pricing of Fund Shares
         Taxes

MORE ABOUT ULTRA SERIES FUND

         Portfolio Management
         Inquiries
         Year 2000
         Financial Highlights

Additional information about each fund's investments is available in the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of any of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. These funds may not achieve their objectives.

                                MONEY MARKET FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.


INVESTOR PROFILE
Who should consider investing in this fund?

You  may want to invest more of your assets in this fund if you:

     1.   require stability of principal;
     2. are seeking a mutual fund for the cash portion of an asset allocation program;
     3.   need to "park" your money temporarily; or
     4.   consider yourself a saver rather than an investor.

You may want to invest fewer of your assets in this fund if you:

     1.   want federal deposit insurance;
     2.   are seeking an investment that is likely to outpace inflation;
     3. are investing for retirement or other goals that are many years in the future; or
     4.   are investing for growth or maximum current income.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline. However, because the investments in this fund are so short term, there is only a remote possibility that the fund's share value could fall below $1.00, which could reduce the value of your account. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing (or resetting their interest rates to market levels) in thirteen months or less from the date of purchase. It includes securities issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations such as the World Bank. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the types of permissible issuers and rating categories is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund may also invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund's assets may be invested in these securities unless they are backed by a U.S. parent financial institution.

                          MONEY MARKET FUND PERFORMANCE

How has the Money Market Fund performed?

The following chart provides an illustration of the performance of the Class Z shares of the fund. The chart assumes the reinvestment of all dividends and distributions.

                                  Total Return

[GRAPHIC: Bar chart that will show total returns for the past ten calendar years for Class Z shares of the Money Market Fund.]

Best Calendar Quarter: 2Q89 2.3068%
Worst Calendar Quarter: 2Q93 .5994%

Please remember that past performance is no guarantee of the results the Money Market Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Money Market Fund compare to general money market returns?

The following table compares the performance of each class of shares of the Money Market Fund with the performance of the 90-day U.S. Treasury Bill, which is one measure of the performance of the relevant market. Returns shown for the Money Market Fund are after the deduction of fund management and operating expenses. The Treasury Bill return bears no such expenses.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                                One Year        Five Year       Ten Year

Class Z Shares

Class C Shares

90-day U.S. Treasury Bill

                               TREASURY 2000 FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Treasury 2000 Fund seeks to provide safety of capital and a relatively predictable payout upon portfolio maturity.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

     1. desire an assured future value of a portion of your investments at a specified future date; or
     2.   prefer the very high credit quality of U. S. Treasury securities.

You may want to invest fewer of your assets in this fund if you:

     1.   want Federal deposit insurance;
     2. are willing to assume some variability of future balance in pursuit of higher long term returns; or
     3.   want an investment based on growth or maximum current income.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

Because of their substantial discount from face value, prices of Stripped Treasury Securities are particularly sensitive to changes in interest. The longer the term to maturity, the more susceptible these securities will be to a given change in interest rates (interest rate risk).

Variable rates of inflation and economic growth, together with the fiscal and monetary policies adopted to attempt to deal with these and other economic problems, contribute to wide fluctuations in interest rates (and thus in the value of fixed-rate debt obligations like these). Although more volatile, Stripped Treasury Securities avoid reinvestment risk of the proceeds at inopportune times in the market. Avoiding this risk is an important factor in being able to achieve a relatively predictable payout upon portfolio maturity.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Treasury 2000 Fund invests primarily in Stripped Treasury Securities. Stripped Treasury Securities include U.S. Treasury debt obligations originally issued as bearer bonds which have been stripped of their unmatured interest coupons. Stripped Treasury Securities do not receive any periodic payments of interest and are not subject to early redemption. The Stripped Treasury Securities held by this Fund mature on November 15, 2000.

Unlike most coupon-bearing bonds, Stripped Treasury Securities are sold at a substantial discount from face value because the buyer receives only the right to receive one future fixed payment and does not receive any rights to periodic interest payments. While Stripped Treasury Securities insulate shareholders from being unable to invest interest payments received at a rate as high as the yield to maturity on the stripped security, they also prevent investing the interest at a higher rate should interest rates rise.

In addition to Stripped Treasury Securities, this Fund may invest in coupon-bearing Treasury Notes with maturities identical to those of the Stripped Treasury Securities held in the portfolio. The Treasury Notes may be purchased to the extent necessary to maintain sufficient cash flow to pay the investment adviser's fees.

On or within 12 months prior to November 15, 2000, the securities held by the Fund will be liquidated. Once the Fund has liquidated its portfolio, additional Stripped Treasury Securities with a portfolio maturity date selected at that time may be purchased and the Fund may continue, with liquidation and subsequent refunding occurring from time to time. If, at the time of the portfolio liquidation date for this Fund, it appears not to be in the best interest of the Fund to purchase additional Stripped Treasury Securities, the Fund will distribute its assets and cease operations.

                         TREASURY 2000 FUND PERFORMANCE

How has the Treasury 2000 Fund performed?

The following chart provides an illustration of the performance of the Class Z shares of the fund. The chart assumes the reinvestment of all dividends and distributions.

                                  Total Return

[GRAPHIC: Bar chart that will show total returns for the past ten calendar years for Class Z shares of the Treasury 2000 Fund.]

Best Calendar Quarter: 2Q89 15.5069%
Worst Calendar Quarter: 1Q94 (5.0295)%

Please remember that past performance is no guarantee of the results the Treasury 2000 Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past. How does the performance of the Treasury 2000 Fund compare to the short-term U.S. Treasury Note market?

The following table compares the performance of each class of shares of the Treasury 2000 Fund with the performance of the Lehman Brothers Intermediate Treasury Bond Index, which is one measure of the performance of the relevant market.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                               One Year        Five Year       Ten Year

Class Z Shares

Class C Shares

Lehman Index

                                    BOND FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk, primarily through investment in a diversified portfolio of income bearing debt securities.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

     1.   seek an investment based on a regular stream of income;
     2. seek higher potential returns than money market funds and are willing to accept moderate risk of volatility;
     3.   want to diversify your investments;
     4. seek a mutual fund for the income portion of an asset allocation program; or 5. are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

     1.   invest for maximum return over a long time horizon; or
     2.   need absolute stability of your principal.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with most income funds, the Bond Fund is subject to interest rate risk, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. Loss of money is a risk of investing in this fund.

In addition, the fund is subject to credit risk, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, reducing the return in either case.

To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. Under normal circumstances, the fund invests at least 80% of its assets in:

     1. Corporate debt securities: securities issued by domestic and foreign corporations;

     2. U.S. government debt securities: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;

     3. Foreign government debt securities: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars; and

     4. Other issuer debt securities: securities issued or guaranteed by corporations, financial institutions, and others.

To the extent permitted by law and available in the market, the fund may also invest in asset-backed and mortgage-backed securities, including those representing mortgage, commercial or consumer loans originated by credit unions.

                              BOND FUND PERFORMANCE

How has the Bond Fund performed?

The following chart provides an illustration of the performance of the Class Z shares of the fund. The chart assumes the reinvestment of all dividends and distributions.

                                  Total Return

[GRAPHIC: Bar chart that will show total returns for the past ten calendar years for Class Z shares of the Bond Fund.]

Best Calendar Quarter 2Q89 5.9412%
Worst Calendar Quarter: 1Q94 (2.4980)%

Please remember that past performance is no guarantee of the results the Bond Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Bond Fund compare to the bond market?

The following table compares the performance of each class of shares of the Bond Fund with the performance of the Lehman Brothers Intermediate
Government/Corporate Bond Index which is one measure of the performance of the relevant market.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                               One Year        Five Year       Ten Year

Class Z Shares

Class C Shares

Lehman Index

                                  BALANCED FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Balanced Fund seeks a high total return through the combination of income and capital appreciation.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

     1.   are looking for a more conservative option to a growth-oriented fund;
     2.   want a well-diversified and relatively stable investment allocation;
     3.   need a core investment;
     4. seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income); or 5. are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

     1.   are investing for maximum return over a long time horizon;
     2. want your return to be either ordinary income or capital gains, but not both; or
     3.   require a high degree of stability of your principal.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

The risks of this fund are similar to the risks described for the Bond, Money Market, Growth and Income Stock and Capital Appreciation Stock Funds because it invests in the same types of securities. As with any fund that invests in stocks and bonds, the fund is subject to market and interest rate risks, the risks that the value of your investment will fluctuate in response to stock and bond market movements and changes in interest rates. Loss of money is a risk of investing in this fund.

To the extent that it invests in certain securities, the fund may be affected by additional risks relating to:

     1.   non-investment grade securities;
     2.   foreign securities; and
     3.   mortgage-backed securities.

These risks also include the chance that the issuer will not pay its debts. Foreign securities have additional risks relating to the rate of currency exchange and varying political situations. These risks are more fully explained later in this prospectus and in the SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 60% to 40% of the fund's assets, bonds will constitute 40% to 60% of the fund's assets and money market instruments may constitute up to 20% of the fund's assets. The Balanced Fund will invest primarily in the same types of equity securities in which the Capital Appreciation Stock and Growth and Income Stock Funds invest, the same type of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Money Market Fund invests.

The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                            BALANCED FUND PERFORMANCE

How has the Balanced Fund performed?

The following chart provides an illustration of the performance of the Class Z shares of the fund. The chart assumes the reinvestment of all dividends and distributions.

                                  Total Return

[GRAPHIC: Bar chart that will show total returns for the past ten calendar years for Class Z shares of the Balanced Fund.]

Best Calendar Quarter: 4Q98 11.4267%
Worst Calendar Quarter: 3Q90 (5.6866)%

Please remember that past performance is no guarantee of the results the Balanced Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Balanced Fund compare to the balanced market?

The following table compares the performance of each class of shares of the Balanced Fund with the performance of the Blended Index* and each of the components of the Blended Index, which is one measure of the performance of the relevant market.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                               One Year        Five Year       Ten Year

Class Z Shares

Class C Shares

Blended Index*
  S&P 500 Stock Index
  Lehman Index
  90-day U.S. Treasury Bills

*The blended index is a composition of the S&P 500 (Capitalization-weighted) Stock Index (45%), the Lehman Brothers Intermediate Government/Corporate Bond Index (40%), and 90-day U.S. Treasury Bills (15%).

                          GROWTH AND INCOME STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Growth and Income Stock Fund seeks long-term capital growth, with income as a secondary consideration.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

     1. are looking for a stock fund that has both growth and income components;
     2.   are looking for a more conservative option to a growth-oriented fund;
     3.   need a core investment;
     4. seek above-average long-term total return through a combination of capital gains and ordinary income; or
     5.   are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

     1.   are investing for maximum return over a long time horizon;
     2. desire your return to be either ordinary income or capital gains, but not both; or
     3.   require a high degree of stability of your principal.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

Any fund that invests in stocks and seeks income is subject to market and interest rate risks, meaning the value of your investment will fluctuate when the stock market and interest rates move. Loss of money is a risk of investing in this fund.

In addition, a "value approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced due to unanticipated problems associated with the issuer or industry.

The fund may carry additional risks relating to foreign securities. The principal risks of foreign securities are described later in this prospectus and in the SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Growth and Income Fund will focus on stocks of larger companies with financial and market strengths and a long-term record of financial performance. Under normal market conditions, the fund will maintain at least 80% of its assets in these stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The fund generally follows what is known as a "value" approach, which generally means that the managers seek to invest in stocks at prices below their estimated value based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their values are not realized by the market.

The fund will typically invest in securities representing every sector of the S&P 500 in about (+/-50%) the same weightings as such sector has in the S&P 500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 5% and 15% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                    GROWTH AND INCOME STOCK FUND PERFORMANCE

How has the Growth and Income Stock Fund performed?

The following chart provides an illustration of the performance of the Class Z shares of the fund. The chart assumes the reinvestment of all dividends and distributions.

                                  Total Return

[GRAPHIC: Bar chart that will show total returns for the past ten calendar years for Class Z shares of the Growth and Income Stock Fund.]

Best Calendar Quarter: 4Q98 17.8124%
Worst Calendar Quarter: 3Q90 (13.6880)%

Please remember that past performance is no guarantee of the results the Growth and Income Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past. How does the performance of the Growth and Income Stock Fund compare to the growth and income market?

The following table compares the performance of each class of shares of the Growth and Income Stock Fund with the performance of the Russell 1000 Index and the S&P 500, which are measures of the performance of the relevant market.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                               One Year        Five Year       Ten Year

Class Z Shares

Class C Shares

S&P 500 Stock Index
    (Capitalization-weighted)

S&P 500 Stock Index
     (Equal-weighted)

Russell 1000 Index

                               MID-CAP STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Mid-Cap Stock Fund seeks long-term capital appreciation by investing in midsize and small companies.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

     1.   have longer investment time horizons;
     2. are willing to accept higher on-going short-term risk for the potential of higher long-term returns;
     3.   want to diversify your investments;
     4. are seeking a fund for the growth portion of an asset allocation program;
     5. are seeking exposure to smaller companies as part of an asset allocation program; or
     6. are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

     1.   are investing with a shorter investment time horizon in mind;
     2.   are seeking an investment based on income rather than capital gain; or
     3. are uncomfortable with an investment whose value may vary substantially.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on smaller companies' stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund. Securities issued by smaller companies may be less liquid than securities issued by larger, more established companies. In addition, a "value approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including the risks of changes in the rate of currency exchange and varying political situations. The principal risks of foreign securities and small company stocks are described later in this prospectus and in the SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Mid-Cap Stock Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $10 billion at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the Fund will not automatically sell a stock just because the company's market capitalization has grown beyond the $10 billion upper limit and such position may be increased through additional purchases.

The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to both the Growth and Income Stock and Capital Appreciation Stock Funds, the Mid-Cap Stock Fund will include more smaller, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.

The fund will diversify its holdings among various industries and among companies within those industries but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund will typically invest in securities representing every sector of the S&P 400 Midcap Index in about (+/-100%) the same weightings as such sector has in the S&P 400 Midcap Index. For example, if technology companies represent 10% of the S&P 400 Midcap Index, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

Note: The Mid-Cap Stock Fund is a new fund that does not have historical investment performance. When it does, its performance will be shown along with the performance of the S&P 400 Midcap Index and the Russell Midcap Index, which are measures of the performance of the relevant market. The following table shows the historical performance of these indexes.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                               One Year        Five Year       Ten Year

S&P 400 Midcap Index

Russell Midcap Index

                         CAPITAL APPRECIATION STOCK FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Capital Appreciation Stock Fund seeks long-term capital appreciation.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

     1.   have a longer investment time horizon;
     2. are willing to accept higher on-going short-term risk for the potential of higher long-term returns;
     3.   want to diversify your investments;
     4. are seeking a fund for the growth portion of an asset allocation program; or
     5. are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

     1.   are investing with a shorter investment time horizon in mind;
     2.   are seeking an investment based on income rather than capital gains;
          or
     3. are uncomfortable with an investment whose value may vary substantially.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of a security may move up and down due to factors not directly related to the issuer. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund.

In addition, a "value" approach to investing includes the risks that:

     1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and

     2. a stock that is believed to be undervalued actually is appropriately priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including the risks of adverse changes in the rate of currency exchange and associated unstable political situations. A further discussion of the principal risks associated with foreign securities is contained in the foreign securities section and SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Capital Appreciation Stock Fund invests primarily in common stocks of companies of various sizes, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have low market prices relative to their values based on analysis by the fund's investment adviser of the issuing companies and their prospects. This is referred to as a "value" approach which is further described on the Growth and Income Stock Fund page. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed companies and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries, but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund will typically invest in securities representing every sector of the S&P 500 in about (+/-100%) the same weightings as such sector has in the S&P
500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value, or other stocks appear more attractively priced relative to their values.

                   CAPITAL APPRECIATION STOCK FUND PERFORMANCE

How has the Capital Appreciation Stock Fund performed?

The following chart provides an illustration of the performance of the Class Z shares of the fund. The chart assumes the reinvestment of all dividends and distributions.

                                  Total Return

[GRAPHIC: Bar chart that will show total returns for the past ten calendar years for Class Z shares of the Capital Appreciation Stock Fund.]

Best Calendar Quarter: 4Q98 20.8424%
Worst Calendar Quarter: 3Q98 (12.0395)%

Please remember that past performance is no guarantee of the results the Capital Appreciation Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Capital Appreciation Stock Fund compare to the capital appreciation market?

The following table compares the performance of each class of shares of the Capital Appreciation Stock Fund with the performance of the S&P 1500 Stock Index, Russell 3000 Index, and S&P 400 Stock Index, which are measures of the performance of the relevant market.

                          Average Annual Total Returns

                            (As of December 31, 1998)

                               One Year        Five Year       Ten Year

Class Z Shares

Class C Shares

Russell 3000 Index

S&P 400 Stock Index

                                 RISK VS. RETURN

The risk/return curve below demonstrates that, in general for diversified portfolios of securities of the various types, as short-term risk increases the potential for long-term gain also increases. "Short-term risk" refers to the likely volatility of a fund's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gain" means the expected average annual total return over a relatively long time period, such as 20 years.

[GRAPHIC: This graphic shows each of the funds in the Ultra Series Fund, as well as other types of investments. The x-axis is labelled "Long Term Potential for Gains"; the y-axis is labelled "Short Term Risk (Volatility of Returns)."]

This curve is not intended to indicate future volatility or performance. It is merely intended to demonstrate the relationship between the on-going short-term risk and the long-term potential for gain of each portfolio of the Ultra Series Fund relative to other funds and types of investments.

Although each fund expects to pursue its investment objective using its principal investment strategies regardless of market conditions, each fund may invest up to 100% of its assets in money market securities as a defensive tactic in abnormal market conditions.

The preceding fund pages provide a concise description of the investment strategies and what we believe to be the principal risks of each of the funds. The fund pages do not contain an exhaustive description of all the risks and investment strategies of the funds. Please read each of the fund pages to gain a better understanding of the funds. For a more detailed description, including non-principal risks, investment strategies, and investment restrictions, please consult the Statement of Additional Information. Also, if there are terms or concepts you do not fully understand, please consult the SAI, other reference material or your registered representative before investing.

              RISKS ASSOCIATED WITH CERTAIN HIGHER RISK SECURITIES

                               FOREIGN SECURITIES

As indicated in the earlier pages, several of the funds may invest in foreign equity and debt securities. Foreign securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. For example, foreign securities are typically subject to:

     1.   Fluctuations in currency exchange rates.

     2. Higher trading and custody charges compared to securities of U.S. companies.

     3. Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

     4.   Less stringent securities regulations than those of the U.S.

     5.   Potential political instability.

     6. Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national products, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Some of the investments will be stocks or bonds of relatively large issuers located or operating in developed countries. Such securities are those generally representative of the companies comprising the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Stock Index.

                                 EURO CONVERSION

On January 1, 1999, the European Money Union ("EMU") implemented a new currency unit, the Euro. In effect, the Euro will become the official currency of the EMU and will replace the individual currencies previously used by many European countries. About 46% of the stock exchange capitalization of the entire European market may move to Euros, and participating governments will issue their bonds in Euros. The Euro transition may adversely affect financial markets world-wide and may result in changes in the relative strength of other major currencies, including the U.S. dollar.

It is not possible to accurately predict what affect, if any, the conversion to the Euro by the EMU will have on the operations of the funds or the securities markets in general. However, if a fund invests in securities denominated by the Euro, the fund will be exposed to risks relating to the Euro conversion. For more details, please refer to the SAI.

                           SMALL CAPITALIZATION STOCKS

Certain funds may also invest in small capitalization stocks and stocks or bonds principally traded in emerging securities markets or of issuers located in or having substantial business operations in emerging economies. The downside of investing in smaller companies is that such investments entail a higher level of risk compared to larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their securities prices may fluctuate more over the short-term, but they have more potential to grow. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The small size, inexperience and limited trading volume of the securities markets in certain of these countries may also make investments in such countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries.

                                    EXPENSES

Shareholder Fees                               Class C      Class Z
                                                None         None

Annual Fund Operating Expenses

     Management Fees                           Class C      Class Z
              Money Market Fund                 .45%         .45%
              Treasury 2000 Fund                .45%         .45%
              Bond Fund                         .55%         .55%
              Balanced Fund                     .70%         .70%
              Growth and Income Stock Fund      .60%         .60%
              Mid-Cap Stock Fund                1.00%       1.00%
              Capital Appreciation Stock Fund   .80%         .80%

     Distribution (12b-1) Fees                  .25%         .00%

     Other Expenses

              Money Market Fund                 .01%         .01%
              Treasury 2000 Fund                None         None
              Bond Fund                         .01%         .01%
              Balanced Fund                     .01%         .01%
              Growth and Income Stock Fund      .01%         .01%
              Mid-Cap Stock Fund                .01%         .01%
              Capital Appreciation Stock Fund   .01%         .01%

     Total Annual Fund Operating Expenses

              Money Market Fund                 .71%         .46%
              Treasury 2000 Fund                .70%         .45%
              Bond Fund                         .81%         .56%
              Balanced Fund                     .96%         .71%
              Growth and Income Stock Fund      .86%         .61%
              *Mid-Cap Stock Fund              1.26%        1.01%
              Capital Appreciation Stock Fund  1.06%         .81%

*Because the Mid-Cap Stock Fund is new, these amounts are only estimates.

This table describes the expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees are paid from your account.

Annual fund operating expenses are paid out of fund assets and are reflected in the share price.

Management fees are amounts paid to the investment adviser for managing the funds' investments and administering fund operations.

Distribution or "12b-1" fees are fees each fund pays its distributor for distribution-related expenses.

Other expenses are trustees' fees, auditors' fees, interest on borrowings, any taxes and extraordinary expenses.

                                     EXAMPLE

The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples are based on a $10,000 initial investment in each fund over the various time periods indicated. The examples assume: (1) 5% annual return and (2) redemption at the end of each period.

Class Z:

Fund                            1 year    3 years   5 years    10 years
Money Market                    $         $         $          $
Treasury 2000
Bond
Balanced
Growth and Income Stock
Mid-Cap Stock                   N/A       N/A       N/A        N/A
Capital Appreciation Stock

Class C:

Fund                            1 year    3 years   5 years    10 years
Money Market                    $         $         $          $
Treasury 2000
Bond
Balanced
Growth and Income Stock
Mid-Cap Stock                   N/A       N/A       N/A        N/A
Capital Appreciation Stock

You should not consider the examples above as a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

THE SHARES

                                      OFFER

Currently, each series of shares is divided into two classes. Class C and Class Z are identical except that Class C shares bear a distribution fee pursuant to a distribution plan (the "Distribution Plan"), described below, adopted in accordance with Rule 12b-1 under the Act.

Both Classes are sold in a continuous offering. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group and to qualified pension and retirement plans of CUNA Mutual Group. The Ultra Series Fund offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The fund does not offer its shares directly to the general public.

Investments in the Ultra Series Fund by separate accounts of insurance companies are made through either variable annuity or variable life insurance contracts, together commonly known as variable contracts. Each separate account contains a subaccount that corresponds to a portfolio in the Ultra Series Fund.

Ultra Series Fund                           Separate Account

Money Market Fund                          Money Market Subaccount

Treasury 2000 Fund                         Treasury 2000 Subaccount

Bond Fund                                  Bond Subaccount

Balanced Fund                              Balanced Subaccount

Growth and Income Stock Fund               Growth and Income Stock Subaccount

Mid-Cap Stock Fund                         Mid-Cap Stock Subaccount

Capital Appreciation Stock Fund            Capital Appreciation Stock Subaccount

                             PURCHASE AND REDEMPTION

On each day that a Fund's net asset value is calculated, the Ultra Series Fund processes any orders to purchase or redeem shares. Purchase and redemption orders are processed at each fund's net asset value calculated on the day the order is received, although orders may be executed the next morning. Shares are purchased and redeemed at net asset value without the deduction of sales or redemption charges.

For a more detailed description of the procedures for allocating interest in a separate account to a portfolio of the Ultra Series Fund, owners of individual variable contracts should refer to the separate prospectus for their contracts; and participants in qualified pension or retirement plans should refer to their plan documents.

Treasury 2000 Fund Only: The Ultra Series Fund anticipates demand for shares in the Treasury 2000 Fund to decrease as the portfolio maturity date approaches. Also, it may not be possible to purchase additional Stripped Treasury Securities with a maturity date the same as the Stripped Treasury Securities in the fund. Accordingly, the Ultra Series Fund may stop selling shares in the fund if the Trustees decide further sale of shares in the fund is not in its best interest. At some time during the 12 months before maturity of the portfolio, the securities will be liquidated and the proceeds (after deductions for accrued but unpaid fees, taxes, governmental and other charges) will be automatically invested at the Net Asset Value in the Money Market Fund, unless an owner of a variable contract directs otherwise. No charge will be made for reinvestment of these proceeds. At least 45 days before the portfolio maturity date, the Ultra Series Fund will mail to each owner of a variable contract with an interest in the fund a Notice of Impending Maturity. The notice will state that, unless the Ultra Series Fund receives a written request to invest the proceeds in another fund at least five days prior to portfolio maturity, on the date the portfolio matures, each owner's proceeds will be automatically invested in the Money Market Fund.

                                  DISTRIBUTION

The Ultra Series Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The Distribution Plan provides that the Ultra Series Fund will pay CUNA Brokerage Services, Inc. a distribution fee of 0.25% of the average daily net assets of Class C shares of each fund annually. The distribution fee is calculated and accrued daily and paid quarterly or at other times as agreed upon by the Ultra Series Fund and CUNA Brokerage Services, Inc. The distribution fee is paid out of each fund's assets supporting Class C shares. This means that the net asset value of Class C shares is reduced by the daily accrual of the fee. The net asset value of Class Z shares is not affected by the distribution fee. Over time, these fees will increase the cost of your investment in Class C shares and may cost you more than paying other types of sales charges.

                                    DIVIDENDS

Dividends of the various funds in the Ultra Series Fund (except those from the Treasury 2000 Fund) are distributed to separate accounts for variable contracts and qualified pension or retirement plans and automatically reinvested in Ultra Series Fund shares.

Dividends from the Money Market Fund are declared daily and reinvested monthly in full and fractional shares of the Money Market Fund.

Dividends of ordinary income from the Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock and Mid-Cap Stock Funds will be declared and reinvested quarterly in full and fractional shares. Dividends of capital gains from these funds will be declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules.

Annually, the Treasury 2000 Fund will declare a "consent" dividend for income tax purposes.

The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

                             PRICING OF FUND SHARES

The funds' shares are sold and redeemed at the shares' net asset value without sales or redemption charges. Net asset value is computed by adding the total current values of each fund's assets, subtracting all liabilities and dividing by the number of outstanding shares. On each day that net asset value is calculated, the calculation occurs at the earlier of 3:00 p.m. Central Standard Time or the close of the New York Stock Exchange.

Net asset values are calculated on any day the New York Stock Exchange is open for business.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares.

The funds' shares will be purchased and redeemed at their net asset value. Generally, the assets of each fund are valued using market quotations and independent pricing services. If these are not available, the value of the assets of the funds will be based on their "fair value" as determined in accordance with procedures adopted by the Board of Trustees. The assets of the Money Market Fund and other short-term investments having maturities of 60 days or less will be valued at amortized cost. More information about the calculation of net asset value is in the SAI.

                                     TAXES

For federal income tax purposes, each Fund will be treated as a separate entity. Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a Fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the Funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a Fund are not subject to federal income tax on Fund distributions or on gains realized upon the sale or redemption of Fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the attached prospectus for such contract. [For information concerning the federal tax consequences to plan participants, see the summary plan description accompanying this prospectus.]

For more information about the tax status of the Funds, see "Taxes" in the SAI.

MORE ABOUT ULTRA SERIES FUND

                              PORTFOLIO MANAGEMENT

The investment adviser for the Ultra Series Fund is:

                                   CIMCO Inc.
                             5910 Mineral Point Road
                             Madison, WI 53701-0391

CIMCO was established on July 6, 1982. It provides investment advice to the investment portfolios of CUNA Mutual Group, its "permanent affiliate" CUNA Mutual Life Insurance Company, their subsidiaries and affiliates, and MEMBERS Mutual Funds. CIMCO has over $6 billion of assets under management.

CIMCO employs a team approach in the management of investments of all the funds. The Money Market, Treasury 2000, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock and Mid-Cap Stock Funds are each managed by teams of portfolio managers employed by CIMCO.

CIMCO manages the assets of the Mid-Cap Stock Fund using a "manager of managers" approach under which CIMCO may manage some or all of the fund's assets and may allocate some or all of the fund's assets among one or more "specialist" subadvisers. CIMCO monitors the performance of each subadviser to the extent that it deems appropriate to achieve a fund's investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers, or recommends to the Ultra Series Fund board that a fund employ or terminate particular subadvisers.

As of the date of this prospectus, Heartland Advisors, Inc. is the only subadviser managing some of the assets of the Mid-Cap Stock Fund. Heartland Advisors, Inc. also serves as investment adviser to each of the funds in the Heartland family of funds. Net assets under management of the Heartland organization were about ____ billion as of December 31, 1998.

In addition to providing portfolio management services, CIMCO also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting, and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

As payment for its services as the investment adviser, CIMCO receives a management fee based upon the assets of each fund. During the fiscal year ended December 31, 1998, CIMCO received a total of $12,547,472.73 in management fees from the funds. The management fee paid to CIMCO is computed and accrued daily and paid monthly, as indicated in the Expenses section.

                                    INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact:

                          CUNA Brokerage Services, Inc.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500
                                 (319) 352-4090

                                    YEAR 2000

The Ultra Series Fund, like all funds, could be adversely affected by computer systems that do not properly process date-related information on and after January 1, 2000. This is often referred to as "Year 2000" or "Y2K". While Year 2000 problems could have a negative effect on funds, CIMCO and its affiliated entities are working to avoid such problems. They are also obtaining assurances from service providers that they are taking similar steps. If the systems of CIMCO or those of their service providers are not available or malfunction because of Year 2000 problems, then the funds could experience substantial delays in performing certain functions (for example, processing purchase and sale transactions). As a result of CIMCO's efforts, it is not anticipated that you will experience negative affects on your Ultra Series Fund investments from the Year 2000 transition.

The financial highlights table is intended to help you understand the funds' financial performance. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate than an investor would have earned on an investment in the fund. (Assuming reinvestment of all dividends and distributions). The information has been audited by KPMG, whose report, along with the funds' financial statements are included in the annual report which is available upon request.

                                                       MONEY MARKET FUND
                                                      Financial Highlights
                                                     Years Ended December 31

                                        ------------------------------------ MONEY MARKET FUND ------------------------------------
(For a share outstanding throughout
    the period):                         1989     1990    1991      1992     1993     1994    1995     1996     1997     1998
Net Asset Value, Beginning of
  Period
  Income from Investment Operations      $1.00    $1.00   $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00  $
   Net Investment Income                   .08      .08     .05       .03      .03      .03      .05      .05      .05
   Net Realized and Unrealized Gain
    (Loss)on Investments                  0.00     0.00    0.00      0.00     0.00     0.00     0.00     0.00     0.00
  Total from Investment Operations         .08      .08     .05       .03      .03      .03      .05      .05      .05

  Distributions
   Distributions from Net Investment
    Income                               (.08)    (.08)   (.05)     (.03)    (.03)    (.03)    (.05)    (.05)    (.05)
  Distributions from Realized
    Capital Gains                       (0.00)   (0.00)  (0.00)      0.00     0.00     0.00     0.00     0.00     0.00
  Total Distributions                    (.05)    (.05)   (.05)     (.03)    (.03)    (.03)    (.05)    (.08)    (.08)

Net Asset Value, End of Period           $1.00    $1.00   $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Total Return*                            8.39%    7.53%   5.36%     3.05%    2.86%    3.34%    5.21%    5.17%    4.75%

Ratio/Supplemental Data
Net Assets, End of Period
  (000s Omitted)                        $4,420   $4,794  $5,082    $5,097   $4,749   $7,799  $11,374  $21,011  $41,170  $
Ratio of Expenses to Average
   Net Assets**                           .65%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .50%
Ratio of Net Investment Income to
  Average Net Assets                     8.39%    7.53%   5.36%     3.05%    2.43%    3.66%    5.17%    4.74%    5.05%
Portfolio Turnover Rate                     --       --      --        --       --       --       --       --       --

For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1997, was 4.96% and the "effective"
yield for that period was 5.09%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If
   the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory
   Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been .77%, .78%, .73%, .67%, and .51% for 1993, 1994, 1995, 1996, and 1997, respectively.

                                                       TREASURY 2000 FUND
                                                      Financial Highlights
                                                     Years Ended December 31

                                        --------------------------------- TREASURY 2000 FUND ---------------------------------
(For a share outstanding throughout
  the period)                             1989     1990    1991      1992     1993     1994     1995     1996     1997    1998
Net Asset Value, Beginning of Period
  Income from Investment Operations      $3.85    $4.69   $5.02     $6.04    $6.53    $7.53    $7.00    $8.47    $8.64
   Net Investment Income                   .34      .38     .41       .45      .48      .53      .58      .58      .58
   Net Realized and Unrealized Gain
    (Loss) on Investments                  .50    (.05)     .61       .04      .52   (1.06)      .89    (.41)     .02
  Total from Investment Operations         .84      .33    1.02       .49     1.00    (.53)     1.47      .17      .60

  Distributions
  Distributions from Net Investment
    Income                                  --       --      --        --       --       --       --       --       --
  Distributions from Realized
   Capital Gains                            --       --      --        --       --       --       --       --       --
   Total Distributions                      --       --      --        --       --       --       --       --       --

Net Asset Value, End of Period           $4.69    $5.02   $6.04     $6.53    $7.53    $7.00    $8.47    $8.64    $9.24

Total Return*                           21.79%    7.12%  20.37%     8.01%   15.43%   (7.12%)  20.99%    2.10%    6.85%

Ratio/Supplemental Data
Net Assets, End of Period (000s Omitted   $834     $987  $1,084    $1,176   $1,363   $1,272   $1,545   $1,585   $1,701
Ratio of Expenses to Average Net Assets   .45%     .45%    .45%      .45%     .45%     .45%     .45%     .45%     .45%
Ratio of Net Investment Income to
  Average Net Assets                     8.02%    8.25%   7.76%     7.26%    6.69%    7.50%    7.40%    7.03%    6.56%
Portfolio Turnover Rate

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                                                           BOND FUND
                                                      Financial Highlights
                                                     Years Ended December 31
                                        --------------------------------------- BOND FUND -----------------------------------------
(For a share outstanding throughout
   the period):                           1989     1990    1991      1992     1993     1994     1995     1996     1997    1998
Net Asset Value, Beginning of Period     $9.70    $9.93   $9.75    $10.37   $10.32   $10.58    $9.67   $10.63   $10.33
  Income from Investment Operations
   Net Investment Income                   .87      .89     .77       .69      .64      .59      .60      .65      .29
   Net Realized and Unrealized Gain
   (Loss)on Investments                    .23    (.18)     .62     (.03)      .28    (.90)      .96    (.28)      .45
  Total from Investment Operations        1.11      .71    1.39       .66      .92    (.31)     1.56      .37      .74

  Distributions
   Distributions from Net Investment
      Income                             (.88)    (.89)   (.77)     (.70)    (.65)    (.59)    (.59)    (.64)    (.51)
   Distributions from Realized
     Capital Gains                          --       --      --     (.01)    (.01)    (.01)    (.01)    (.03)    (.02)
  Total Distributions                    (.88)    (.89)   (.77)     (.71)    (.66)    (.60)    (.60)    (.67)    (.53)

Net Asset Value, End of Period           $9.93    $9.75  $10.37    $10.32   $10.58    $9.67   $10.63   $10.33   $10.54

Total Return*                           11.74%    7.41%  14.70%     6.47%    8.87%   (3.06%)  16.37%    2.86%    7.45%

Ratio/Supplemental Data
Net Assets, End of Period
   (000s Omitted)                       $3,315   $3,399  $3,975    $5,244   $6,297   $7,867  $13,725  $26,572  $188,840
Ratio of Expenses to Average
   Net Assets**                           .65%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .56%
Ratio of Net Investment Income to
   Average Net Assets                    8.63%    8.87%   7.74%     6.83%     .99%    6.03%    6.08%    6.25%    6.50%
Portfolio Turnover Rate                 24.47%   46.09%   8.74%    13.58%   12.23%   11.97%   14.74%   25.67%   30.71%

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If
   the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory
   Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been .75%, .70%, .68%, .67%, and .57%, for 1993, 1994, 1995, 1996, and 1997, respectively.

                                                          BALANCED FUND
                                                      Financial Highlights
                                                     Years Ended December 31
                                        -------------------------------------- BALANCED FUND ---------------------------------------
(For a share outstanding throughout
  the period):                           1989     1990    1991      1992     1993     1994     1995     1996     1997    1998
Net Asset Value, Beginning of Period    $11.47   $12.59  $12.11    $13.44   $13.54   $13.70   $12.90   $14.63   $15.29
  Income from Investment Operations
   Net Investment Income                   .61      .74     .62       .55      .50      .52      .55      .58      .62
   Net Realized and Unrealized Gain
    (Loss)on Investments                  1.42    (.29)    1.56       .40      .95    (.56)     2.29      .98     1.93
  Total from Investment Operations        2.03      .46    2.18       .95     1.45    (.04)     2.84     1.56     2.55

Distributions
 Distributions from Net Investment
    Income                               (.71)    (.74)   (.63)     (.55)    (.50)    (.51)    (.55)    (.58)    (.63)
 Distributions from Realized
    Capital Gains                        (.20)    (.20)   (.22)     (.30)    (.79)    (.25)    (.56)    (.32)    (.19)
Total Distributions                      (.91)    (.94)   (.85)     (.85)   (1.29)    (.76)    (1.11)   (.90)    (.82)

Net Asset Value, End of Period          $12.59   $12.11  $13.44    $13.54   $13.70   $12.90   $14.63   $15.29   $17.02

Total Return*                           18.03%    3.75%  18.53%     6.85%   10.47%    (.46)   22.27%   10.79%   16.87%

Ratio/Supplemental Data
Net Assets, End of Period
  (000s Omitted)                       $15,416  $19,964 $29,539   $41,604  $54,363  $67,468 $110,969 $194,725 $309,804
Ratio of Expenses to Average Net
  Assets** .......................        .65%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .68%
Ratio of Net Investment Income to
  Average Net Assets   ...........       5.97%    6.23%   4.98%     4.10%    3.62%    4.00%    4.03%    3.91%    3.81%
Portfolio Turnover Rate ..........      30.64%   27.07%  13.26%    19.23%   28.71%   28.53%   36.68%   33.48%   21.15%
Average Commission Rate ..........                                                              $.06     $.06     $.06

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If
   the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory
   Agreement between the Ultra Series Fund and the Investment Adviser had been charged,  the resulting ratio of expenses to average net assets would have been .69%, .65%, .68%, .70%, and .74%, for 1997, 1996, 1995, 1994, and 1993, respectively.

                                                  GROWTH AND INCOME STOCK FUND
                                                      Financial Highlights
                                                     Years Ended December 31
                                        ------------------------------- GROWTH AND INCOME STOCK FUND -------------------------------
(For a share outstanding throughout
 the period):                            1989     1990    1991      1992     1993     1994     1995     1996     1997    1998
Net Asset Value, Beginning of           $12.15   $14.13  $12.75    $15.21   $15.49   $15.51   $15.06   $18.20   $21.32
  Period
Income from Investment Operations
Net Investment Income                      .33      .44     .33       .32      .29      .32      .37      .34      .31
Net Realized and Unrealized Gain
(Loss) on Investments                     2.61    (.73)    2.95       .90     1.87    (.04)     4.37     3.93     6.36
Total from Investment Operations          2.94    (.29)    3.28      1.22     2.16      .28     4.74     4.27     6.67

Distributions
Distributions from Net Investment
  Income                                 (.38)    (.44)   (.34)     (.32)    (.29)    (.32)    (.37)    (.34)    (.32)
Distributions from Realized
  Capital Gains                          (.58)    (.66)   (.49)     (.62)   (1.85)    (.40)   (1.23)    (.81)    (.47)
Total Distributions                      (.96)   (1.10)   (.83)     (.94)   (2.14)    (.72)   (1.60)   (1.15)    (.79)

Net Asset Value, End of Period          $14.13   $12.74  $15.20    $15.49   $15.51   $15.07   $18.20   $21.32   $27.20

Total Return*                           24.37%   (1.98%) 25.66%     7.66%   13.77%    1.42%   31.75%   22.02%   31.42%

Ratio/Supplemental Data
Net Assets, End of Period
  (000s Omitted)                        $7,932   $9,258 $17,101   $24,382  $32,468  $48,913 $102,138 $232,841 $590,135
Ratio of Expenses to Average
  Net Assets**                            .65%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .61%
Ratio of Net Investment Income to
  Average Net Assets                     2.83%    3.33%   2.58%     2.11%    1.84%    2.19%    2.28%    1.78%    1.39%
Portfolio Turnover Rate                 35.55%   32.02%  27.90%    29.67%   56.79%   45.36%   57.80%   40.55%   20.39%
Average Commission Rate                                                                        $0.06    $0.06   $0.06

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If
   the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory
   Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been .73%, .70%, .69%, .65%, and .61%, for 1993, 1994, 1995, 1996, and 1997, respectively.

                                                 CAPITAL APPRECIATION STOCK FUND
                                                      Financial Highlights
                                                     Years Ended December 31
                                             ------------------------- CAPITAL APPRECIATION STOCK FUND ---------------------------
(For a share outstanding throughout the period):  1994*             1995              1996              1997             1998
Net Asset Value, Beginning of Period             $10.00             $9.97            $12.51            $14.60
  Income from Investment Operations
   Net Investment Income                            .16               .14               .13              0.07
   Net Realized and Unrealized Gain (Loss)
    on Investments                                  .37              2.91              2.55              4.52
  Total from Investment Operations                  .53              3.05              2.68              4.59

  Distributions
   Distributions from Net Investment Income       (.15)             (.14)             (.13)             (.07)
   Distributions from Realized Capital Gains      (.41)             (.37)             (.46)             (.27)
  Total Distributions                             (.56)             (.51)             (.59)             (.34)

Net Asset Value, End of Period                    $9.97            $12.51            $14.60            $18.85

Total Return**                                    5.44%            30.75%            21.44%            31.57%

Ratio/Supplemental Data
Net Assets, End of Period (000s Omitted)         $9,449           $38,117           $98,674          $456,194
Ratio of Expenses to Average Net Assets***         .65%              .65%              .65%              .82%
Ratio of Net Investment Income to Average
  Net Assets                                      1.55%             1.37%               96%               70%
Portfolio Turnover Rate                          65.81%            61.32%            49.77%            17.06%
Average Commission Rate                                             $0.06             $0.06             $0.06

  *The Fund began operations January 3, 1994.

 **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

***During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If
   the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory
   Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been .83%, .66%, .75%,  and .85%, for 1997,  1996,  1995, and 1994, respectively.

[Back Cover]

The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information (SAI). The SAI contains additional information about all aspects of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You may request copies of these documents, ask questions about your account, or request further information about the funds either by contacting your broker or by contacting the funds at:

                                Ultra Series Fund
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500

Public Information. You can review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009


The Funds are available to the public only through the purchase of:

     (1) Class Z shares of the Ultra Series Fund by certain individual variable life insurance contracts or variable annuity contracts;

     (2) Class Z shares of the Ultra Series Fund by certain group variable annuity contracts for qualified pension and retirement plans; or

     (3) Class C shares of the Ultra Series Fund directly by qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.

                                           Investment Company File No. 811-4815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (319) 352-4090

This is not a prospectus. This statement of additional information should be read in conjunction with the prospectus for the Ultra Series Fund which is incorporated by reference.

The prospectus contains information that an investor should know before investing. For a copy of the prospectus, dated May 1, 1999, call or write CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (319) 352-4090, (800) 798-5500.

                                   MAY 1, 1999

                                 TABLE OF CONTENTS                       PAGE
General Information.......................................................

Investment Practices......................................................
         Lending Portfolio Securities.....................................
         Restricted Securities............................................
         Foreign Securities...............................................
         Put And Call Options.............................................
         Financial Futures And Related Options............................
         Stock Index Futures And Related Options..........................
         Bond Fund Practices..............................................
         Lower-Rated Debt Securities......................................
         Foreign Government Securities....................................
         Convertible Securities...........................................
         Repurchase Agreements............................................
         Reverse Repurchase Agreements....................................
         U.S. Government Securities.......................................
         Mortgage-Backed And Asset-Backed Securities......................
         Forward Commitment And When-Issued Securities....................

Investment Limitations....................................................

Temporary Defensive Positions.............................................

Portfolio Turnover........................................................

Management Of The Fund....................................................
         Officers And Trustees............................................
         Trustees Compensation............................................
         Substantial Shareholders.........................................
         Beneficial Owners................................................

The Investment Adviser....................................................

Management Agreements with Subadvisers....................................

Expenses Of The Fund......................................................

Distribution Plan And Agreement...........................................

Transfer Agent............................................................

Custodian.................................................................

Independent Auditors......................................................

Brokerage.................................................................

How Securities Are Offered................................................
         Shares Of Beneficial Interest....................................
         Limitation Of Trustee And Officer Liability......................
         Limitation Of Interseries Liability..............................

Net Asset Value Of Shares.................................................
         Money Market Fund................................................
         Treasury 2000, Bond, Balanced, Growth And Income Stock,
          Mid-Cap Stock, And Capital Appreciation Stock Funds.............

Dividends, Distributions And Taxes........................................
         Options And Futures Transactions.................................
         Straddles........................................................
         Distributor......................................................

Calculation Of Yields And Total Returns...................................
         Money Market Fund Yields.........................................
         Other Fund Yields................................................
         Average Annual Total Returns.....................................
         Other Total Returns..............................................

Financial Statements......................................................

                               GENERAL INFORMATION

The Ultra Series Fund is an investment company consisting of seven separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective. Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The seven Funds are: Money Market, Treasury 2000, Bond, Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.

                              INVESTMENT PRACTICES

The Ultra Series Fund is a diversified open-end management investment company consisting of seven investment portfolios or funds, each with its own investment objective and policies. The Ultra Series Fund Prospectus describes the investment objective and policies of each of the seven Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year, no Fund has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in options, financial futures, stock index futures and related options. No Fund has a current intention of employing these practices in the foreseeable future.

If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or securities as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk.

Restricted Securities

Each Fund, except the Money Market and Treasury 2000 Funds, may invest up to 10% of their total assets in restricted securities. Securities regulations limit the resale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are often not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by the Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each Fund will be valued at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the Fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.

Foreign Securities

All Funds, except the Treasury 2000 Fund, may invest in foreign securities. Investment in foreign issuers involves investment risks that are different, in some respects, from an investment in U.S. domestic issuers. Such risks may include foreign political and economic developments. Publicly available information concerning issuers located outside the United States may not be comparable in scope or depth of analysis to that generally available for publicly held U.S. issuers. Accounting and auditing practices and financial reporting requirements may vary significantly from country to country and generally are not comparable to those applicable to publicly held U.S. corporations. In the event of default, debt obligations of foreign issuers may be difficult to enforce. The Investment Adviser will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers but because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while the Investment Adviser will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, this may not always be possible. No Fund will invest more than 10% of its total assets in foreign securities. ADRs are not considered foreign securities for this purpose. However, the Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Fund s may invest up to 25% of assets, and the Balanced Fund may invest up to 15% of assets in American Depository Receipts and foreign securities.

Put and Call Options

All Funds, except the Money Market Fund, may engage in the purchase, sale and covered writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the Fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the Fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The Fund may write put and call options only if they are covered, and the options must remain covered so long as a Fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the Fund using such option.

Financial Futures and Related Options

The Balanced, Bond, and Treasury 2000 Funds may engage in transactions in financial futures contracts or related options, but only as a hedge against changes in the values of securities held in the Fund's portfolio resulting from market conditions or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the Fund's total assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the Fund upon termination of the Fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the Fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the Fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the Fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures and Related Options

The Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed twenty percent (20%) of net assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices

The Bond Fund will emphasize investment grade, primarily intermediate-term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the Prospectus, management will retain that instrument only if management believes it is in the best interest of the Fund. The Fund may invest more than twenty percent (20%) of total assets in corporate debt securities which are not in the four highest ratings by Standard and Poor's Corporation or Moody's Investors Service, Inc. The Fund may also invest in debt options, interest rate futures contracts, and options on interest rate futures contracts.

The Fund may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk or obtain additional income and not with a view toward speculation. The Fund will invest only in futures and options which are traded on U.S. exchanges or boards of trade.

In the fixed income securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchases of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, the Fund will not commit itself to forward commitment agreements in an amount in excess of 25% of net assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.

Lower-Rated Corporate Debt Securities

As described in the prospectus, each fund, other than the Money Market Fund, may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's net asset value to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's net asset value.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers, increasing the risks of loss of income and principal versus higher-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Foreign Government Securities

All of the funds other than the Treasury 2000 Fund may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

Convertible Securities

The Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Funds may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, the fund's Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the funds may invest are subject to the same rating criteria as that fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund's investment policies or restrictions.

Repurchase Agreements

Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with "primary dealers" in U.S. Government securities. The Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund's total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks or credit unions which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Investment Adviser will monitor the creditworthiness of the institutions involved.

U.S. Government Securities

All of the funds may purchase U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government Securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the fund may invest are securities issued by a corporation or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-Backed and Asset-Backed Securities.")

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

All of the funds may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Mortgage-Backed and Asset-Backed Securities

The Money Market, Bond, and Balanced Funds may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, fixed rate or variable rate mortgage loans secured by real property. These funds may also invest in fixed or variable rate asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a credit union or other financial institution unaffiliated with the Trust, or other credit enhancements may be present.

Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Forward Commitment and When-Issued Securities

Each fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

                             INVESTMENT LIMITATIONS

The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). None of the Funds within the Ultra Series Fund may:

     1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a Fund by enabling the Fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Monies used to pay interest on borrowed funds will not be available for investment. A Fund will not make additional investments while it has borrowings outstanding.

     2. Underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.

     4. Purchase or sell commodities, commodity contracts (except financial futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.)

     5. Invest more than five percent (5%) of the value of the assets of a Fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     6. Invest in securities of a company for the purpose of exercising control or management.

     7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

     8. Purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein.

     9. Issue senior securities as defined in the Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a Fund may be required to liquidate investments to be in compliance with the Act.

     10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.

     11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets.

     12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Trustees.

     13. Invest in foreign securities (ADRs are not considered foreign securities) in excess of ten percent (10%) of the value of its total assets.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Treasury 2000, Bond, Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Funds may not purchase securities on margin or sell short. However, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.

                          TEMPORARY DEFENSIVE POSITIONS

Although each fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, each fund may invest up to 100% in money market securities as a defensive tactic in abnormal market conditions.

                               PORTFOLIO TURNOVER

While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not adversely affect Net Asset Value or net investment income.

The Treasury 2000, Bond, Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less).

                             MANAGEMENT OF THE FUND

Ultra Series Fund is governed by a Board of Trustees. The Trustees have the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the funds.

The board, from time to time, may include individuals who may be deemed to be affiliated persons of CIMCO, the funds' adviser. At all times, however, the majority of board members will not be affiliated with CIMCO or the funds.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act.

                             Officers and Trustees

Name and Address                  Position(s) Held with Fund         Principal Occupation(s) For
                                                                     the Past 5 Years
Michael S. Daubs*                 President, 1983 - Present          CIMCO Inc.
5910 Mineral Point Road           Trustee, 1997 - Present            President, 1982 - Present
Madison, WI 53705
Age - 55                                                             CUNA Mutual Life Insurance Company
                                                                     Chief Investment Officer, 1973 - Present

                                                                     CUNA Mutual Insurance Society
                                                                     Chief Investment Officer, 1990 - Present

Lawrence R. Halverson*            Vice President, 1987 - Present     CIMCO Inc.
5910 Mineral Point Road           Secretary, 1992 - Present          Senior Vice President, 1996 - Present
Madison, WI  53705                Trustee, 1997 - Present            Vice President, 1987 - 1996
Age - 53                                                             Secretary, 1992 - Present

                                                                     CUNA Brokerage Services, Inc.
                                                                     President,  1996 - 1998

Robert M. Buckingham*             Chief Financial Officer and        CUNA Mutual Life Insurance Company
2000 Heritage Way                 Assistant Secretary                Vice President and Valuation Actuary
Waverly, IA 50677                 1993-Present                       1991-Present
Age - 44

Michael G. Joneson*               Chief Accounting Officer,          CUNA Mutual Life Insurance Company
2000 Heritage Way                 Treasurer, and Assistant           Vice President - Controller, Treasurer
Waverly, IA 50677                 Secretary                          1986-Present
Age - 52                          1992-Present

Gwendolyn M. Boeke                Trustee                            Evangelical Lutheran Church in America
2000 Heritage Way                 1988 - Present                     Area Representative - Iowa
Waverly, IA  50677                                                   1990 - Present
Age - 64

Alfred L. Disrud                  Trustee                            Planned Giving Services
2000 Heritage Way                 1987 - Present                     Waverly, Iowa 50677
Waverly, IA  50677                                                   Owner
Age - 78                                                             1986 - Present....

Keith S. Noah                     Trustee                            Noah & Smith (Attorneys)
2000 Heritage Way                 1984 - Present                     Charles City, Iowa 50616
Waverly, IA  50677                                                   Partner
Age - 78                                                             1948 - Present

Thomas C. Watt                    Trustee                            MidAmerican Energy Company
2000 Heritage Way                 1986 - Present                     Waterloo, Iowa  50704
Waverly, IA  50677                                                   Manager - Business Initiatives
Age - 62                                                             1997 - Present

                                                                     MidAmerican Energy Company
                                                                     Waterloo, Iowa  50704
                                                                     District Manager
                                                                     1995 - 1997

                                                                     Midwest Power Systems, Inc.
                                                                     Waterloo, Iowa  50704
                                                                     Division Manager
                                                                     1992 - 1995

*An interested person within the meaning of the Act.

Trustee Compensation

                            Aggregate Compensation    Total Compensation from
Name of Person, Position          from Fund(1)       Fund and Fund Complex(1)(2)

Michael S. Daubs(3)                 None                        None

Lawrence R. Halverson(3)            None                        None

Gwendolyn M. Boeke                 $4,000                      $8,000

Alfred L. Disrud                   $4,000                      $8,000

Keith S. Noah                      $4,000                      $8,000

Thomas C. Watt                     $4,000                      $8,000

(1)Amounts for the fiscal year ending December 31, 1998.
(2)"Fund Complex" includes the Ultra Series Fund and MEMBERS Mutual Funds.
(3)Non-compensated interested trustee.

Trustees and officers of the Ultra Series Fund do not receive any benefits from the Ultra Series Fund upon retirement nor does the Ultra Series Fund accrue any expense for pension or retirement benefits. All Trustees and officers of the Ultra Series Fund also serve as trustees or officers of the MEMBERS Mutual Funds, an open-end management investment company that is managed by the Investment Adviser.

Substantial Shareholders

CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. The shareholders of the Ultra Series Fund are as follows:

Voting rights are described in the Ultra Series Fund Prospectus in the GENERAL INFORMATION, Shareholder Rights section.

Beneficial Owners

As of February 1, 1999, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each Fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 1998, the following persons had a beneficial interest exceeding five percent (5%):
                                                                  Percentage of
    Fund                Beneficial Owner               Holdings     Net Assets

Treasury 2000     CUNA Mutual Life Insurance Company
                  2000 Heritage Way                   $546,036.73      31.64%
                  Waverly, IA  50677

                             THE INVESTMENT ADVISER

The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is CIMCO Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                              Management Fee Table

                       Series                     Management Fee
                       Money Market                    0.45 %
                       Treasury 2000                   0.45 %
                       Bond                            0.55 %
                       Balanced                        0.70 %
                       Growth & Income Stock           0.60 %
                       Mid-Cap Stock                   1.00 %
                       Capital Appreciation Stock      0.80 %

Under the Investment Advisory Agreement effective prior to May 1, 1997, the total fee paid to the Investment Adviser during the year ended December 31, 1996, was $2,094,152. The total fee paid to the Investment Adviser during the year ended December 31, 1997, was $5,320,543. The total fee paid to the investment adviser for the year ended December 31, 1998 was $12,547,472.73.

The Investment Adviser makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

                     Management Agreements with Subadvisers

As described in the prospectus, CIMCO manages the assets of the Mid-Cap Stock Fund using a "manager of managers" approach under which CIMCO may allocate some of the fund's assets among one or more "specialist" subadvisers (each, a "Subadviser").

Even though Subadvisers have day-to-day responsibility over the management of a portion of the Mid-Cap Stock Fund, CIMCO retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination, and replacement.

CIMCO may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the Mid-Cap Stock Fund.

As of the date of the prospectus, Heartland Advisors, Inc. is the only subadviser managing some of the assets of the Mid-Cap Stock Fund. The prospectus contains a description of Heartland and its fee for managing the assets of the Mid-Cap Stock Fund.

Effective January 1, 1992, the Adviser contracted with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1995, the Adviser paid $217,034 for those services. In 1996, the Adviser paid $447,362 for those services. In 1997, the Adviser paid $223,220 for those services. In 1998, the Adviser paid $___________ for those services. Effective July 17, 1993, the Adviser contracted with CUNA Mutual Insurance Society to perform cash management and investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1995, the Adviser paid $9,487 for those services. In 1996, the Adviser paid $19,711 for those services. In 1997, the Adviser paid $16,404 for those services. In 1998, the Adviser paid $___________ for those services.

The Management Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Management Agreement.

The directors and principal officers of the Investment Adviser are as follows:

      Janice C. Doyle                 Assistant Secretary
      Michael S. Daubs                Director and President
      Lawrence R. Halverson           Senior Vice President and Secretary
      Joyce A. Harris                 Director and Chair
      James C. Hickman                Director
      Michael B. Kitchen              Director
      Daniel J. Larson                Vice President
      Thomas J. Merfeld               Vice President
      George A. Nelson                Director and Vice Chair
      Jeffrey B. Pantages             Senior Vice President
      Scott R. Powell                 Vice President

CUNA Brokerage Services, Inc., 5910 Mineral Point Road, Madison, WI 53705-4456 is the Trust's principal underwriter.

                              EXPENSES OF THE FUND

The Money Market, Bond, Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in the Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each Fund. Currently, the Company is providing some of these services on behalf of the Investment Adviser.

Prior to May 1, 1997, expenses which exceeded .65% of the average value of daily net assets of such Fund were being absorbed by the Company pursuant to an Expense Reimbursement Agreement between the Company and the Ultra Series Fund. For the year ended December 31, 1995, the Company absorbed $96,817 of ordinary business expense. For the year ended December 31, 1996, no expenses were absorbed by the Company. For the year ended December 31, 1997, $_______ was absorbed by the Company.

                         DISTRIBUTION PLAN AND AGREEMENT

The Ultra Series fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each Fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each Fund's assets supporting Class C shares. This means that the net asset value of Class C shares reflects the daily accrual of the fee but that the net asset value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any Fund representing Class Z shares.

Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares or to service Class C shareholders. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares or to service Class C shareholders. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, the Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.

Activities primarily intended to result in the sale of Class C shares or service Class C shareholders include, among other: (a) compensation to employees of CUNA Brokerage Services, Inc.; (b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Ultra Series Fund may, from time to time, deem advisable.

The table below shows the dollar amount spent in 1998 by CUNA Brokerage Services, Inc. for each of the following items:

 1)  Advertising                                           $__________________
 2)  Printing and mailing of prospectuses to other
       current shareholders                                 __________________
 3)  Compensation to underwriters                           __________________
 4)  Compensation to broker-dealers                         __________________
 5)  Compensation to sales personnel                        __________________
 6)  Interest carrying or other financing charges, and      __________________
 7)  Other                                                  __________________

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Plan became effective May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Plan terminates automatically. As long as the Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.

                                 TRANSFER AGENT

CUNA Mutual Life Insurance Company, 2000 Heritage Way, Waverly, IA 50677, is the transfer agent and dividend disbursing agent for the Fund. As transfer agent, CUNA Mutual maintains the shareholder records and reports. It is compensated by CIMCO based on a percentage of assets in the fund.

                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the current custodian for the securities and cash of the Ultra Series Fund. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at the custodian.

                              INDEPENDENT AUDITORS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the reports of KPMG Peat Marwick, LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, MN 55402, independent auditors, and upon the authority of said firm as experts in accounting and auditing.

                                    BROKERAGE

It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.

Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund or the Investment Adviser is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Investment Adviser in connection with other clients of the Investment Adviser. Conversely, research received from placement of brokerage for other accounts may be used by the Investment Adviser in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Adviser, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Investment Adviser's other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund. For the year ended December 31, 1996, Capital Appreciation Stock Fund paid $171,251, Growth and Income Stock Fund paid $336,331 and Balanced Fund paid $150,550 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1996. For the year ended December 31, 1997, Capital Appreciation Stock Fund paid $186,338, Growth and Income Stock Fund paid $352,096 and Balanced Fund paid $92,415 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1997. For the year ended December 31, 1998, Capital Appreciation Stock Fund paid [$ ], Growth and Income Stock Fund paid [$ ], and Balanced Fund paid [$ ] in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1998.

The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Ultra Series Fund may participate with other clients of the Investment Adviser in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Investment Adviser has established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                           HOW SECURITIES ARE OFFERED

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the seven funds described in the prospectus. Additional series and/or classes may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the fund, designated as Class C and Class Z. Additional classes of shares may be offered in the future.

The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class C or Class Z shares will be borne exclusively by that class; (ii) each of Class C shares and Class Z shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the NAV per share may vary depending on whether Class C shares or Class Z shares are purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

Limitation of Trustee and Officer Liability

The Declaration further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Limitation of Interseries Liability

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectus.

Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder.

The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.

Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

                            NET ASSET VALUE OF SHARES

Net Asset Value per share is calculated each Valuation Day. Net Asset Value is determined by dividing each Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.

The Net Asset Value of a share issued by the Bond, Balanced, Growth and Income Stock, and Capital Appreciation Stock Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.) The Net Asset Value of a share of the Treasury 2000 Fund was initially set at $3.62 per share.

Money Market Fund

The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.

Treasury 2000, Bond, Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock

Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price as of the end of the Valuation Period, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

     1. Securities (including restricted securities) for which complete quotations are not readily available, and

     2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

     3.   Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund intends that each of the Funds will qualify each year as a regulated investment company under Subchapter M of Chapter 1 of the Code. If, as intended, each Fund continues to qualify as a regulated investment company and distributes substantially all of its net investment income and net capital gains to its shareholders, then, under the provisions of Subchapter M, there should be little or no income or gains taxable to it. In addition, each Fund intends to comply with other distribution rules specified in Code so that it will not incur a 4% nondeductible federal excise tax that otherwise would apply.

Each Fund of the Trust must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities).

Each of the Funds also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on separate accounts of life insurance companies that are used to support variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). In general, these requirements are that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer. These diversification requirements are in addition to the requirements of subchapter M and of the Investment Company Act, and may affect the securities in which a Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related provisions of the Code), the Trust may be required, for example, to alter the investment objectives of one or more of the Funds. (To the extent required by law, approval of owners of VA contracts or VLI policies or of the Commission will be obtained before changing investment objectives.)

If a Fund fails to qualify as a regulated investment company, it will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Fund's available earnings and profits. Owners of VA contracts and VLI policies indirectly invested in such a Fund might be taxed currently on the investment earnings under their contracts or policies and thereby lose the benefit of tax deferral. In addition, if a Fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of VA contracts and VLI policies indirectly invested in the Fund would be taxed on the investment earnings under their contracts or policies and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the investment adviser and the Trust intends that each Fund comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the investment adviser might otherwise believe desirable.

The foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax adviser as to the tax consequences of investments in the Funds. For information concerning the federal income tax consequences to the owners of VA contracts and VLI policies, see the prospectuses for such contracts or policies. [For information concerning the federal income tax consequences to plan participants, see the summary plan description.]

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income, if any, of each Fund thereby avoiding the imposition of any Fund-level income or excise tax as follows:

         (i) Dividends on the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund.

         (ii) Dividends of ordinary income from the Bond, Balanced, Growth and Income Stock, Mid-Cap Stock, and Capital Appreciation Stock Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund.

         (iii) All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.

         (iv) Dividends on the Treasury 2000 Fund cannot be paid to its shareholders (the Separate Accounts) during the taxable year since no cash will be available for distribution until the securities are sold or mature. The Fund is treated as if it paid a dividend of a certain amount without actually paying the dividend if the shareholder consents to the treatment ("consent dividend"). The Separate Accounts will file a consent on Form 972 each year to include in gross income, as a taxable dividend for that year, an amount computed to be sufficient to enable the Fund to meet the distribution requirements necessary for the Fund to be treated as a conduit and taxed as a regulated investment company.

         Because there will be no periodic payment of interest on the Stripped Treasury Securities held by the Treasury 2000 Fund, shareholders (i.e., the separate accounts or qualified plans) will be requested periodically to sign consents to have a certain portion of the accrued amount of discount treated as dividends. Currently the separate accounts are the only shareholders of the Treasury 2000 Fund; it is anticipated that any taxable income will be offset by a corresponding deduction for an increase in reserves.

Options and Futures Transactions

The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased and finally, whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or a put option on an equity or convertible debt security, the treatment for federal income tax purposes of the premium that it receives will, subject to the straddle rules, depend on whether the option is exercised. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

One or more Funds may invest in Section 1256 contracts. Section 1256 contracts generally include options on nonconvertible debt securities (including securities of U.S. Government agencies or instrumentalities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency, and options on foreign currency futures will qualify as Section 1256 contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. In general, gain or loss on Section 1256 contracts will be treated as 60% long-term and 40% short-term capital gain or loss ("60/40"), regardless of the period of time particular positions are actually held by a Fund. In addition, any Section 1256 contracts held at the end of each taxable year (and on October 31 of each year for purposes of determining the amount of capital gain net income that a Fund must distribute to avoid liability for the 4% excise tax) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Straddles

Hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. Straddles are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle).

To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

Distributor

As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through the distributor, pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of CUNA Brokerage Services, Inc. is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders. The total amount of underwriting commissions received by CUNA Brokerage from the Ultra Series Fund for each of the last three fiscal years are 1996 [$ ], 1997 [$ ], and 1998 [$ ].

                            Net Underwriting            Compensation on
Name of Principal       Discounts and Commissions       Redemptions and         Brokerage Commissions
   Underwriter                                            Repurchases                                       Other Compensation



                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.

The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this SAI.

Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 3, 5, and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.

The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market and Bond Funds. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the fund refers to the income generated by an investment in the fund over the stated period. This income is then annualized, that is, the amount of income generated by the investment during that period is assumed to be generated over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

The volatility of each fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.

Standard deviation measures the volatility of actual periodic returns around a statistically fitted (average) trendline of the actual returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Money Market Fund Yields

From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

Current Yield = [(NCS - ES)/UV) X (365/7)] x 100

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

ES = per share expenses attributable to the hypothetical account for the seven-day period.

UV = the share value at the close of business on the day prior to the first day of the seven-day period.

Effective yield = [(1 + ((NCS-ES)/UV)) 365/7 - 1] x 100

Where:

NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

ES = per share expenses attributable to the hypothetical account for the seven-day period.

UV = the share value at the close of business on the day prior to the first day of the seven-day period.

The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the Funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

Yield = [2 X (((NI - ES)/(U X UV)) + 1)6 - 1)] x 100

Where:

NI = net income of the Fund for the 30-day or one-month period attributable to the Fund's shares.

ES   = expenses of the Fund for the 30-day or one-month period.

U    = the average number of shares outstanding.

UV = the share value at the close of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 3, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

TR   = [((ERV/P)1/N) - 1] x 100

Where:

TR   = the average annual total return net of any Fund recurring charges.

ERV = the ending redeemable value of the hypothetical account at the end of the period.

P    = a hypothetical initial payment of $1,000.

N    = the number of years in the period.

Such average annual total return information for the Funds is as follows:

                           For the        For the         For the
                           1-year         5-year          10-year
                           period         period          period
                           ended          ended           ended
Fund                      12/31/98       12/31/98        12/31/98

Capital Appreciation
Growth and Income
Balanced
Bond
Treasury 2000

  * Capital Appreciation Fund returns are from inception, January 3, 1994.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR  = [(ERV/P) - 1] x 100

Where:

CTR = The cumulative total return net of any Fund recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.

                              FINANCIAL STATEMENTS

Data from the most recent annual report begins on the next page.

[This information will be provided later.]

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits:

     (a) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (b) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (c)  Not Applicable.

     (d)  1.   Management Agreement effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form
               N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          2. Servicing Agreement between CIMCO Inc. and CUNA Mutual Insurance Society effective May 1, 1997.

          3. Servicing Agreement between CUNA Mutual Life Insurance Company and CIMCO Inc. effective May 1, 1997.

     (e) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (f)  N/A

     (g) Mutual Fund Custody Agreement between Ultra Series Fund and State Street Bank and Trust Company effective April 30, 1997.

     (h)  1.   Participation Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance Company Pension Plan for Home Office Employees.

          2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents.

          3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees.

          4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents.

          5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan.

          6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan.

          7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan.

     (i) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (j)  Consent of KPMG Peat Marwick LLP.

     (k)  Not Applicable.

     (l)  Not Applicable.

     (m) Plan of Distribution dated May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (n)  Financial Data Schedules [to be included in b filing]

     (o) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

Other Exhibits

     Powers of Attorney

Item 24.  Persons Controlled by or Under Common Control with the Fund

Class Z shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

See organization charts on the following pages.

                          CUNA Mutual Insurance Society
                   ORGANIZATIONAL CHART AS OF DECEMBER 31, 1998

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

         1.       CUNA Mutual Investment Corporation
                  Business: Holding Company
                  September 15, 1972*
                  State of domicile: Wisconsin

CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business: Corporate Property/Casualty Insurance May 23, 1960*
                           State of domicile: Wisconsin

CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           (1)      Credit Union Mutual Insurance Society New
                                       Zealand Ltd.
                                    Business: Fidelity Bond Coverage
                                    November l, 1990*
                                    State of domicile: Wisconsin

                  b.                CUNA Brokerage Services, Inc.
                                    Business: Brokerage
                                    July 19, 1985*
                                    State of domicile: Wisconsin

                  c.                CUNA Mutual General Agency of Texas, Inc.
                                    Business: Managing General Agent
                                    August 14, 1991*
                                    State of domicile: Texas

                  d.                MEMBERS Life Insurance Company
                                    Business: Credit Disability/Life/Health
                                    February 27, 1976*
                                    State of domicile: Wisconsin
                                    Formerly CUMIS Life & CUDIS

                  e.                International Commons, Inc.
                                    Business: Special Events
                                    January 13, 1981 *
                                    State of domicile: Wisconsin

                  f.                CUNA Mortgage Corporation Business: Mortgage
                                    Servicing   November   20,  1978*
                                    State  of domicile: Wisconsin

                  g.                Investors Equity Insurance Company, Inc.
                                    Business: Private Mortgage Insurance
                                    April 14, 1994*
                                    State of Domicile: California

                  h.                CUNA Mutual Insurance Agency, Inc.
                                    Business: Leasing/Brokerage
                                    March 1, 1974*
                                    State of domicile: Wisconsin
                                    Formerly CMCI Corporation

                  i.                Stewart Associates Incorporated
                                    Business:  Credit Insurance
                                    March 6, 1998
                                    State of domicile:  Wisconsin

CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

(1)      CM Field Services, Inc.
         Business: Serves Agency Field Staff
         January 26,1994*
         State of domicile: Wisconsin

(2)      CUNA Mutual Insurance Agency of Alabama, Inc.
         Business: Property & Casualty Agency
         May 27, 1993*
         State of domicile: Alabama

(3)      CUNA Mutual Insurance Agency of New Mexico, Inc.
         Business: Brokerage of Corporate & Personal Lines
         June 10, 1993*
         State of domicile: New Mexico

(4)      CUNA Mutual Insurance Agency of Hawaii, Inc.
         Business: Property & Casualty Agency
         June 10, 1993*
         State of domicile: Hawaii

(5)      CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
         Business: Property & Casualty Agency
         June 24, 1993 *
         State of domicile: Mississippi

(6)      CUNA Mutual Insurance Agency of Kentucky, Inc.
         Business: Brokerage of Corporate & Personal Lines
         October 5, 1994*
         State of domicile: Kentucky

(7)      CUNA Mutual Insurance Agency of Massachusetts, Inc.
         Business: Brokerage of Corporate & Personal Lines
         January 27, 1995*
         State of domicile: Massachusetts

2.       C.U.I.B.S. Pty. Ltd.
         Business: Brokerage
         February 18,1981 *
         Country of domicile: Australia

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C. U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C. U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       CUFIS of New York, Inc.
         50% ownership by CUNA Mutual Insurance Agency, Inc. 50% ownership by CUC Services, Inc.
         March 28, 1991

4.       The CUMIS Group Limited
         63.449% ownership by CUNA Mutual Insurance Society (as of 12-31 -96)

5.       CIMCO Inc. (CIMCO)
         50% ownership by CUNA Mutual Investment Corporation 50% ownership by CUNA Mutual Life Insurance Company January 1, 1992

6. Cooperative Savings and Credit Unions Insurance Society "Benefit" SA (Poland) 75.93% ownership by CUNA Mutual Insurance Society 11.49% ownership by CUMIS Insurance Society, Inc. 12.58% ownership by Foundation for Polish Credit Unions September 1, 1992

7.       GWARANT, Ltd.
         50% ownership by CUNA Mutual Insurance Society 50% ownership by Foundation for Polish Credit Unions February 18, 1994

8.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value-owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
         June 14, 1993

9.       SECURITY Management Company, Ltd. (Hungary)
         90% ownership by CUNA Mutual Insurance Society
         10% ownership by: Federation of Savings Cooperatives
         Savings Cooperative of Szoreg
         Savings Cooperative of Szekkutas
         (collectively called Hungarian Associates)
         September 5, 1992

10.      CMG Mortgage Insurance Company
         50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Co.
         April 14, 1994


11. Cooperators Life Assurance Society Limited (Jamaica) CUNA Mutual Insurance Society owns 122,500 shares Jamaica Co-op Credit Union League owns 127,500 shares (NOTE: Awaiting authority to write business) May 10, 1990

12. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
         July 4, 1985

13.      CU Interchange Group, Inc.
         Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

14.      CUNA Service Group, Inc.
         April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares

15.      "Benevita LKS" (Russia)
         49% CUNA Mutual Insurance Society
         51 % League of Credit Unions
         December 7, 1995

16.      Credit Union Service Corporation
         Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

Limited Liability Companies

1.       CUNA  Mortgage  Assistance,   L.L.C.  50%  interest  by  CUNA  Mortgage
         Corporation 50% interest by CUNA Service Group, Inc.
         November 7, 1995

2. "Sofia LTD." (Ukraine) 99.96% CUNA Mutual Insurance Society .04% CUMIS Insurance Society, Inc.
         March 6, 1996

3.       'FORTRESS' (Ukraine)
         80% "Sofia LTD."
         19% The Ukrainian National Association of Savings and Credit Unions 1% Service Center by UNASCU
         September 25, 1996

Partnerships

1.       LeaSo Partners, a California partnership
         CUNA Mutual Insurance Society - 50% Partner
         California Credit Union League - 50% Partner
         December 29, 1981

2.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

Affiliated (Nonstock)

1.       NARCUP, Inc.
         August 8, 1978

2.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

3.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                   ORGANIZATIONAL CHART AS OF OCTOBER 31, 1998

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.       Red Fox Motor Hotel Corporation
         An Iowa Business Act Corporation.
         100% ownership by CUNA Mutual Life Insurance Company

2.       CIMCO Inc.
         An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation

         CIMCO Inc. is the investment adviser of:

         The Ultra Series Fund
         MEMBERS Mutual Funds

3.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company

4.       CMIA Wisconsin Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company

Item 25.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is CIMCO Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description.

         The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS             POSITION HELD

Michael S. Daubs         CIMCO Inc.
5910 Mineral Point Rd.   President
Madison, WI 53705        1982-Present
                         Director
                         1995-Present

                         CUNA Mutual Insurance Society
                         Chief Officer - Investment
                         1990-Present

                         CUNA Mutual Life Insurance Company
                         Chief Officer - Investment
                         1989-Present

Janice C. Doyle          CIMCO Inc.
5910 Mineral Point Rd.   Assistant Secretary
Madison, WI 53705        1995-Present

Lawrence R. Halverson    CIMCO Inc.
5910 Mineral Point Rd.   Senior Vice President and Secretary
Madison, WI 53705        1996-Present
                         Vice President and Secretary
                         1992-1996

                         CUNA Brokerage Services, Inc.
                         President
                         1996-1998

Joyce A. Harris          CIMCO Inc.
PO Box 7130              Director and Chair
Madison, WI  53707       1992 - Present

                         Telco Community Credit Union
                         President, Chief Executive Officer
                         1978- Present

James C. Hickman         CIMCO Inc.
975 University Avenue    Director
Madison, WI 53706        1992 - Present

                         University of Wisconsin
                         Professor
                         1972 - Present

Michael B. Kitchen       CIMCO Inc.
5910 Mineral Point Rd.   Director
Madison, WI 53705        1995 - Present

                         CUNA Mutual Insurance Society
                         President and Chief Executive Officer
                         1995- Present

                         CUNA Mutual Life Insurance Company
                         President and Chief Executive Officer
                         1995 - Present

Daniel J. Larson         CIMCO Inc.
5910 Mineral Point Rd.   Vice President
Madison, WI 53705        1995 - Present

Thomas J. Merfeld        CIMCO Inc.
5910 Mineral Point Rd.   Vice President
Madison, WI 53705        1994 - Present

George A. Nelson         CIMCO Inc.
PO Box 44965             Director and Vice Chair
Madison, WI 53744        1992 - Present

                         Evening Telegram Co. - WISC-TV
                         Vice President
                         1982 - Present

Jeffrey B. Pantages      CIMCO Inc.
5910 Mineral Point Rd.   Senior Vice President
Madison, WI 53705        1998-Present

Scott R. Powell          CIMCO Inc.
5910 Mineral Point Rd.   Vice President
Madison, WI 53705        1998 - Present

Item 27.  Distributor

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b.   The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal      Position with                  Positions and Offices
Business Address         Distributor                       with Registrant

Wayne A. Benson*        Director & President           Chief Officer - Sales

Donna C. Blankenheim*   Assistant Secretary            Vice President
                                                       Assistant Secretary

Timothy L. Carlson**    Assistant Treasurer            None

Jan C. Doyle*           Assistant Secretary            Assistant Secretary

John C. Fritsche        Assistant Vice President       None
4455 LBJ Freeway
Suite 1108
Dallas, TX 75244

Lawrence R. Halverson*  Director                       None

John W. Henry*          Director & Vice President      Vice President

Michael G. Joneson*     Director, Treasurer & Secretary Vice President

Brian C. Lasko**        Managing Principal             None

Campbell D. McHugh*     Compliance Officer             None

Barbara L. Secor**      Assistant Secretary            Assistant Vice President
                                                       Assistant Secretary

Jason E. Smith*         Assistant Secretary            Assistant Secretary

Sandra K. Steffeney     Vice President                 None
33320 9th Avenue South
Suite 250
Federal Way, WA 98063-3919

Joanne M. Toay*         Assistant Compliance Officer   None

Michael A. Ullsperger*  Assistant Treasurer            Assistant Treasurer

Scott Vignovich**       Assistant Vice President

John M. Waggoner*       Chief Officer - Legal

John W. Wiley*          Associate Compliance Officer

*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677

c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.   CUNA Mutual Life Insurance Company
     2000 Heritage Way
     Waverly,  Iowa 50677

b.   CIMCO Inc.
     5910 Mineral Point Road
     Madison, Wisconsin 53705

c    CUNA Mutual Insurance Society
     5910 Mineral Point Road
     Madison, Wisconsin 53705

d.   State Street Bank & Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison and State of Wisconsin, on the ____ day of _________________, 1999.


                         Ultra Series FUND


                         By:
                              Michael S. Daubs
                              Trustee and President

Pursuant to the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE                                                   DATE


Michael S. Daubs, Trustee and President


Lawrence R. Halverson, Trustee, Vice President and Secretary


Michael G. Joneson, Treasurer and Assistant Secretary


Robert M. Buckingham, Assistant Secretary

Gwendolyn M. Boeke*
Gwendolyn M. Boeke, Trustee

Alfred L. Disrud*
Alfred L. Disrud, Trustee

Keith S. Noah*
Keith S. Noah, Trustee

Thomas C. Watt*
Thomas C. Watt, Trustee

*Pursuant to Powers of Attorney

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND


Item 23.

     (d)  2.   Servicing Agreement between CIMCO Inc. and CUNA Mutual Insurance
               Society effective May 1, 1997.

          3. Servicing Agreement between CUNA Mutual Life Insurance Company and CIMCO Inc. effective May 1, 1997.

     (g) Mutual Fund Custody Agreement between Ultra Series Fund and State Street Bank and Trust Company effective April 30, 1997.

     (h)  1.   Participation Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance Company Pension Plan for Home Office Employees

          2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents

          3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees

          4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents

          5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan

          6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan

          7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan

     (j)  Consent of KPMG Peat Marwick LLP

     (n)  Financial Data Schedules [to be included in b filing]

     Powers of Attorney

                                 Exhibit 23(d)2

                          SERVICING AGREEMENT BETWEEN
                                   CIMCO INC.
                                       AND
                          CUNA MUTUAL INSURANCE SOCIETY

THIS AGREEMENT is made effective May 1, 1997 by and between CIMCO Inc. (CIMCO), a registered investment adviser domiciled in the state of Iowa with its principal office located in Madison, Wisconsin, and CUNA Mutual Insurance Society (CUNA Mutual), a mutual insurance company domiciled in the state of Wisconsin with its principal office located in Madison, Wisconsin.

WHEREAS, CIMCO is an independent registered investment adviser, engaged primarily in the business of providing investment advice and investment management services on a fee for service basis and CIMCO alone has control over its investment advisory business; and

WHEREAS, CUNA Mutual and CUNA Mutual Life Insurance Company (CUNA Mutual Life), a mutual life insurance company domiciled in the state of Iowa with its principal office located in Waverly, Iowa, have entered into an agreement of permanent affiliation to increase efficiencies and to share certain resources and facilities between CUNA Mutual Life and CUNA Mutual while each company remains a separate corporate entity and continues to be separately owned by its policyowner group, and CUNA Mutual Investment Corporation, a wholly owned subsidiary of CUNA Mutual, and CUNA Mutual Life each own fifty percent (50%) of CIMCO, and

WHEREAS, CIMCO currently acts as investment adviser to CUNA Mutual, CUNA Mutual Life, and a registered investment company sponsored by CUNA Mutual Life, namely Ultra Series Fund; and

WHEREAS, CIMCO wishes to purchase from CUNA Mutual various services required by CIMCO in the ordinary course of administering its business,

NOW, THEREFORE, for good and valuable consideration, the parties agree as follows:

1. CIMCO shall purchase from CUNA Mutual certain cash management and investment administration services necessary to fulfill CIMCO's obligation under the Investment Advisory Agreements between CIMCO and Ultra Series Fund approved by the shareholders on December 5, 1991, and subsequently approved by the Trust's Board of Trustees.

2. CUNA Mutual shall conduct cash management and investment administration services in accord with the requirements of securities laws and regulations. Further, CUNA Mutual shall interact with the custodian for the Ultra Series Fund only as expressly permitted by (1) the Custody Agreement between Ultra Series Fund and its custodian, (2) the Cash Data Entry Funds Transfer System Service Agreement between Ultra Series Fund and its custodian, and (3) resolutions of the Board of Trustees.

3. CUNA Mutual shall maintain cash management and investment administration records as required by Section 31 under the Investment Company Act. Such records shall be the property of Ultra Series Fund and CUNA Mutual shall surrender them promptly upon request.

4. The services CIMCO purchases from CUNA Mutual hereunder are exclusive of the services CUNA Mutual performs under a Servicing Agreement between CUNA Mutual and CIMCO effective January 1, 1992.

5. CIMCO shall pay CUNA Mutual the fees calculated in accordance with the attached Exhibit A which may be amended from time to time by written endorsement executed by both parties.

6. This agreement shall be nonassignable and shall remain in effect until terminated and may be terminated by any party as of the first day of any month by giving the other party at least 30 days prior written notice.

IN WITNESS WHEREOF, this agreement is executed by CUNA Mutual and CIMCO by their respective duly authorized officers.

CUNA MUTUAL INSURANCE SOCIETY

By:   /s/ Michael B. Kitchen
     President and Chief Executive Officer

CIMCO INC.

By:  /s/ Michael S. Daubs
     President

           Exhibit A - Schedule of Fees to Servicing Agreement Between
                  CUNA Mutual Insurance Society and CIMCO Inc.

1.   Fees for cash management and investment administration services.

As full compensation for cash management services, CIMCO will pay a monthly fee based on the net assets at the close of business on the last business day of the preceding month multiplied by a specified factor. For the Treasury 2000 Series, the factor is .000000833, which is approximately equal to an annualized rate of
 .001% of net assets. For the Bond Series, the factor is .000001667, which is approximately equal to an annualized rate of .002% of net assets. For the Money Market Series, the fact is .000002500, which is approximately equal to an annualized rate of .003%. For the Balanced Series, Growth and Income Stock Series, and Capital Appreciation Series, the factor is .000004167, which is approximately equal to an annualized rate of .005% of net assets.

CUNA MUTUAL INSURANCE SOCIETY

By:  /s/ Michael B. Kitchen
     President and Chief Executive Officer

CIMCO INC.

By:  /s/ Michael S. Daubs
     President

                                 Exhibit 23(d)3

                           SERVICING AGREEMENT BETWEEN
                       CUNA MUTUAL LIFE INSURANCE COMPANY
                                       AND
                                   CIMCO INC.

THIS AGREEMENT is made by and between CUNA Mutual Life Insurance Company (CUNA Mutual Life ), a mutual life insurance company domiciled in the state of Iowa with its principal office located in Waverly, Iowa, and CIMCO Inc. (CIMCO), a duly licensed registered investment adviser domiciled in the state of Iowa with its principal office located in Madison, Wisconsin.

WHEREAS, CIMCO is an independent registered investment adviser, engaged primarily in the business of providing investment advice and investment management services on a fee for service basis, and currently acts as investment adviser to the Ultra Series Fund and other clients, and

WHEREAS, CIMCO alone will have control over its investment advisory business, and

WHEREAS, CIMCO wishes to purchase from CUNA Mutual Life various services required by CIMCO in the ordinary course of administering its business,

NOW, THEREFORE, for good and valuable consideration, the parties agree as follows:

1. CIMCO shall purchase from CUNA Mutual Life certain accounting, administrative, clerical, legal, tax and other services necessary to fulfill CIMCO's obligation under the Investment Advisory Agreement between CIMCO and the Ultra Series Fund.

2. As full compensation for the above-described services, CIMCO will pay to CUNA Mutual Life a monthly fee equal to 1/12th of .15% of the entire net assets of Ultra Series Fund determined as of the close of business on the last business day of the preceding month.

3. This agreement shall be nonassignable and shall remain in effect until terminated and may be terminated by any party as of the first day of any month by giving the other party at least 30 days prior written notice.

4. This agreement shall be applied, interpreted, construed and enforced in accordance with the laws of the state of Iowa.

IN WITNESS WHEREOF, this agreement is executed by CUNA Mutual Life and CIMCO by their respective duly authorized officers to become effective on the 1st day of May, 1997.

CUNA MUTUAL LIFE INSURANCE COMPANY

By:  /s/ Michael B. Kitchen
        President and Chief Executive Officer

CIMCO INC.

By:  /s/ Michael S. Daubs
        President

                                 Exhibit 23(g)

                         MUTUAL FUND CUSTODY AGREEMENT

                                Ultra Series Fund

                       STATE STREET BANK AND TRUST COMPANY

                          MUTUAL FUND CUSTODY AGREEMENT
                                Ultra Series Fund
                                Table of Contents

Section/Article                                                             Page
1.  Appointment...............................................................1
2.  Delivery of Documents.....................................................1
3.  Definitions...............................................................2
4.  Delivery and Registration of the Property.................................3
5.  Voting Rights.............................................................3
6.  Receipt and Disbursement of Money.........................................4
7.  Receipt of Securities.....................................................4
8.  Use of Securities Depository or the Book-Entry System.....................5
9.  Instructions Consistent With The Declaration, etc.........................6
10. Transactions..............................................................7
11. Transactions Requiring Instructions.......................................8
12. Purchase of Securities....................................................9
13. Sales of Securities......................................................10
14. DUTIES OF CUSTODIAN WITH RESPECT TO PROPERTY OF THE FUND HELD OUTSIDE OF THE
    UNITED STATES............................................................10
15. Authorized Shares........................................................13
16. Records..................................................................13
17. Cooperation with Accountants.............................................13
18. Confidentiality..........................................................14
19. Equipment Failures.......................................................14
20. Right to Receive Advice..................................................14
21. Compliance with Governmental Rules and Regulations.......................15
22. Compensation.............................................................15
23. Indemnification..........................................................15
24. Responsibility of State Street...........................................16
25. Collection...............................................................16
26. Duration and Termination.................................................17
27. Notices..................................................................17
28. Insurance................................................................17
29. Further Actions..........................................................18
30. Amendments...............................................................18
31. Miscellaneous............................................................18
32. ADDITIONAL FUNDS.........................................................18
33. REPRODUCTION OF DOCUMENTS................................................18
31. SHAREHOLDER COMMUNICATIONS ELECTION......................................18
Attachment A -- Fees
Attachment B -- Investment Portfolios of the Fund

                          MUTUAL FUND CUSTODY AGREEMENT

     THIS AGREEMENT is made as of April 30, 1997, by and between the Ultra Series Fund, a Massachusetts Business Trust (the "Fund"), and STATE STREET BANK AND TRUST COMPANY, a Massachusetts State chartered bank trust company ("State Street").

                                   WITNESSETH:

     WHEREAS, the Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Fund is authorized to issue shares in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

     WHEREAS, the Fund intends to initially offer two classes of shares in six series, the Capital Appreciation Stock Series, the Money Market Series, the Growth and Income Series, the Bond Series, the Balanced Series and the Treasury 2000 Series (such series together with all other series subsequently established by the Fund and made subject to this Contract in accordance with Article 32, being herein referred to as the "Portfolio(s)");

     WHEREAS, the Fund desires to retain State Street to serve as the custodian of the assets of the Portfolios of the Fund and State Street is willing to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

     1. Appointment. The Fund hereby appoints State Street to act as custodian of the portfolio securities, cash and other property of each Portfolio of the Fund on the terms set forth in this Agreement. State Street accepts such appointment and agrees to furnish the services herein set forth in return for the compensation as provided in Article 21 of this Agreement.

     2. Delivery of Documents. The Fund will promptly furnish to State Street such copies, properly certified or authenticated, of contracts, documents and other related information that State Street may request or requires to properly discharge its duties. Such documents may include but are not limited to the following:

     (a) Resolutions of the Fund's Trustees authorizing the appointment of State Street as Custodian of the portfolio securities, cash and other property of the Fund and approving this Agreement;

     (b) Incumbency and signature certificates identifying and containing the signatures of the Fund's officers and/or the persons authorized to sign Written Instructions, as hereinafter defined, on behalf of the Fund;

     (c) The Fund's Declaration of Trust filed with the Office of the Secretary of the Commonwealth of Massachusetts and all amendments thereto (such Declaration of Trust, as currently in effect and as they shall from time to time be amended, are herein called the "Declaration");

     (d) The Fund's By-Laws and all amendments thereto (such By-Laws, as currently in effect and as they shall from time to time be amended, are herein called the "By-Laws");

     (e) Resolutions of the Fund's Trustees and/or the Fund's stockholders approving the Management Agreement between the Fund and the Fund's investment adviser (the "Management Agreement");

     (f) The Management Agreement;

     (g) The Fund's current Registration Statement on Form N-1A under the 1940 Act and the Securities Act of 1933, as amended ("the 1933 Act") as filed with the Securities and Exchange Commission (the "SEC"); and

     (h) The Fund's most recent prospectus including all amendments and supplements thereto (the "Prospectus").

     The Fund will furnish State Street from time to time with copies of all amendments of or supplements to the foregoing, if any. The Fund will also furnish State Street with a copy of the opinion of counsel for the Fund with respect to the validity of the shares of common stock, par value $.01 per share (the "Shares"), of the Fund and the status of such Shares under the 1933 Act as registered with the SEC, and under any other applicable federal law or regulation.

     3. Definitions

     (a) "Authorized Person". As used in this Agreement, the term "Authorized Person" means the Fund's President, Vice-President, Treasurer and any other person, whether or not any such person is an officer or employee of the Fund, duly authorized by the Trustees of the Fund to give Written Instructions on behalf of the Fund.

     (b) "Book-Entry System". As used in this Agreement, the term "Book-Entry System" means the Federal Reserve/Treasury book-entry system for United States and federal agency securities, its successor or successors and its nominee or nominees.

     (c) "Property". The term "Property", as used in this Agreement, means:

          (i) any and all securities, cash, and other property of the Fund which the Fund may from time to time deposit, or cause to be deposited, with State Street or which State Street may from time to time hold for the Fund;

          (ii) all income in respect of any such securities or other property;

          (iii) all proceeds of the sales of any of such securities or other property;

           and

          (iv) all proceeds of the sale of securities issued by the Fund, which are received by State Street from time to time from or on behalf of the Fund.

     (d) "Securities Depository". As used in this Agreement, the term "Securities Depository" shall mean The Depository Trust Company, a clearing agency registered with the SEC, or its successor or successors and its nominee or nominees; and shall also mean any other registered clearing agency, its successor or successors, specifically identified in a certified copy of a resolution of the Fund's Trustees approving deposits by State Street therein.

     (e) "Written Instructions". Means instructions

          (i) delivered by mail, tested telegram, cable, telex, facsimile sending device, and received by State Street, signed by one Authorized Person if the transaction is valued at less than $1,000,000 and by two Authorized Persons if the transaction is valued at equal to or greater than $1,000,000 or by persons reasonably believed by State Street to be Authorized Persons; or

          (ii) transmitted electronically through the State Street `s electronic trade delivery system.

     4. Delivery and Registration of the Property. The Fund will deliver or cause to be delivered to State Street all Property owned by it, including cash received for the issuance of its Shares, at any time during the period of this Agreement, except for securities and monies to be delivered to any subcustodian appointed pursuant to Article 7 hereof. State Street will not be responsible for such securities and such monies until actually received by State Street or by any subcustodian. All securities delivered to State Street or to any such subcustodian (other than in bearer form) shall be registered in the name of the Fund or in the name of a nominee of the Fund or in the name of State Street or any nominee of State Street (with or without indication of fiduciary status) or in the name of any subcustodian or any nominee of such subcustodian appointed pursuant to Article 7 hereof or shall be properly endorsed and in form for transfer satisfactory to State Street. If, however, the Fund directs State Street to maintain securities in "street name", State Street shall utilize its best efforts only to timely collect income due the Fund on such securities and to notify the Fund on a best efforts basis only of relevant corporate actions including, without limitation, pendency of calls, maturities, tender or exchange offers.

     5. Voting Rights. With respect to all securities, however registered, it is understood that the voting and other rights and powers shall be exercised by the Fund. State Street's only duty shall be to mail to the Fund any documents received, including proxy statements and offering circulars, with any proxies for securities registered in a nominee name executed by such nominee. Where warrants, options, tenders or other securities have fixed expiration dates, the Fund understands that in order for State Street to act, State Street must receive the Fund's instructions at its offices in North Quincy, Massachusetts, addressed as State Street may from time to time request, by no later than noon (Massachusetts time) at least one business day prior to the last scheduled date to act with respect thereto (or such earlier date or time as permits the Fund a reasonable period of time in which to respond after State Street notifies the Fund of such date or time). Absent State Street's timely receipt of such instructions, such instruments will expire without liability to State Street.

     6. Receipt and Disbursement of Money.

     (a) State Street shall open and maintain a demand deposit account for each Portfolio of the Fund (the "Bank Account") subject only to draft or order by State Street acting pursuant to the terms of this Agreement, and shall hold in such Bank Account, subject to the provisions hereof, all cash received by it from or for such Portfolio of the Fund. State Street shall make payments of cash to, or for the account of, such Portfolio of the Fund from such cash only (i) for the purchase of securities for the Fund as provided in Article 12 hereof;
(ii) upon receipt of Written Instructions, for the payment of dividends or other distributions of shares, or for the payment of interest, taxes, administration, distribution or advisory fees or expenses which are to be borne by the Portfolio under the terms of this Agreement, any Management Agreement, or any administration agreement of the Fund; (iii) upon receipt of Written Instructions for payments in connection with the conversion, exchange or surrender of securities owned or subscribed to by the Portfolio and held by or to be delivered to State Street; (iv) to a subcustodian pursuant to Article 7 hereof; or (v) upon receipt of Written Instructions for other corporate purposes.

     (b) State Street is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received as custodian for the Fund.

     7. Receipt of Securities.

     (a) Except as provided by Article 8 hereof, State Street shall hold all securities and non-cash Property received by it for each Portfolio of the Fund. All such securities and non-cash Property are to be held or disposed of by State Street for each Portfolio of the Fund pursuant to the terms of this Agreement. In the absence of Written Instructions accompanied by a certified resolution authorizing the specific transaction by the Fund's Trustees, State Street shall have no power or authority to withdraw, deliver, assign, hypothecate, pledge or otherwise dispose of any such securities and non-cash Property, except in accordance with the express terms provided for in this Agreement.

     Upon receipt of Written Instructions, State Street shall on behalf of the applicable Portfolio(s) from time to time employ one or more sub-custodians, located in the United States but only in accordance with an applicable vote by the Board of Trustees of the Fund on behalf of the applicable Portfolio(s), and provided that State Street shall have no more or less responsibility or liability to the Fund on account of any actions or omissions of any sub-custodian employed at the direction of the Fund than any such sub-custodian has to State Street. The Custodian may employ as sub-custodian for the Fund's foreign securities on behalf of the applicable Portfolio(s) the foreign banking institutions and foreign securities depositories designated in Schedule A hereto but only in accordance with the provisions of Article 14.

     State Street may itself at any time or times in its discretion appoint (and may at any time remove) any other bank or trust company which is itself qualified under the Investment Company Act of 1940, as amended, to act as its agent to carry out such of the provisions of this Agreement as State Street may from time to time direct; provided, however, that the appointment of any agent shall not relieve State Street of its responsibilities or liabilities hereunder.

     (b) Promptly after the close of business on each day, State Street shall furnish the Fund with confirmations and a summary of all transfers to or from the account of each Portfolio of the Fund during said day. Where securities are transferred to for the account of a Portfolio of the Fund to an account maintained by State Street at a Securities Depository or the Book Entry System pursuant to Article 8 hereof, State Street shall also by book-entry or otherwise identify as belonging to such Portfolio of the Fund the quantity of securities that belongs to such Portfolio of the Fund that are part of a fungible bulk of securities registered in the name of State Street (or its nominee) or shown in State Street's account on the books of a Securities Depository or the Book-Entry System. At least monthly and at such other times as may be reasonable requested by the Fund, State Street shall furnish the Fund with a detailed statement of the Property held for each Portfolio of the Fund under this Agreement.

     8. Use of Securities Depository or the Book-Entry System. The Fund shall deliver to State Street a certified resolution of the Trustees of the Fund approving, authorizing and instructing State Street on a continuous and ongoing basis until instructed to the contrary by Written Instructions actually received by State Street (i) to deposit in a Securities Depository or the Book-Entry System all securities of each Portfolio of the Fund eligible for deposit therein and (ii) to utilize a Securities Depository or the Book-Entry System to the extent possible in connection with the performance of its duties hereunder, including without limitation, settlements of purchases and sales of securities by a Portfolio of the Fund, and deliveries and returns of securities collateral in connection with borrowings. Without limiting the generality of such use, it is agreed that the following provisions shall apply thereto:

     (a) Securities and any cash of a Portfolio of the Fund deposited in a Securities Depository or the Book-Entry System will at all times be segregated from any assets and cash controlled by State Street in other than a fiduciary or custodian capacity but may be commingled with other assets held in such capacities. State Street will effect payment for securities and receive and deliver securities in accordance with accepted industry practices in the place where the transaction is settled, unless the Fund has given State Street Written Instructions to the contrary.

     (b) All Books and records maintained by State Street which relate to any Portfolio of the Fund's participation in a Securities Depository or the Book-Entry System will at all times during State Street's regular business hours be open to the inspection of the Fund's duly authorized employees or agents, and the Fund will be furnished with all information in respect of the services rendered to it as it may require.

     (c) Anything to the contrary in this Contract notwithstanding, State Street shall be liable to the Fund for the benefit of a Portfolio for any loss or damage to the Portfolio resulting from use of a Securities Depository or the Book-Entry System by reason of any negligence, misfeasance or misconduct of State Street or any of its agents or of any of its or their employees or from failure of State Street or any such agent to enforce effectively such rights as it may have against the Securities Depository or the Book-Entry System; at the election of the Fund, it shall be entitled to be subrogated to the rights of State Street with respect to any claim against a. Securities Depository or the Book-Entry System or any other person which State Street may have as a consequence of any such loss or damage if and to the extent that the Portfolio has not been made whole for any such loss or damage.

     9. Instructions Consistent With The Declaration, etc. Unless otherwise provided in this Agreement, State Street shall act only upon Written Instructions. State Street may assume that any Written Instructions received hereunder are not in any way inconsistent with any provision of the Articles or By-Laws of the Fund or any vote or resolution of the Fund's Trustees, or any committee thereof. State Street shall be entitled to rely upon any Written Instructions actually received by State Street pursuant to this Agreement. The Fund agrees that State Street shall incur no liability in acting upon Written Instructions given to State Street. In accord with instructions from the Fund, as required by accepted industry practice or as State Street may elect in effecting the execution of Fund instructions, advances of cash or other Property made by State Street on behalf of a Portfolio of the Fund, arising from the purchase, sale, redemption, transfer or other disposition of Property of the Fund, or in connection with the disbursement of funds to any party, or in payment of fees, expenses, claims or liabilities owed to State Street by the Fund, or to any other party which has secured judgment in a court of law against the Fund which creates an overdraft in the accounts or over-delivery of Property shall be deemed a loan by State Street to the Fund, payable on demand, bearing interest at such rate customarily charged by State Street for similar loans and any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay State Street promptly, State Street shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

     The Fund agrees that test arrangements, authentication methods or other security devices to be used with respect to instructions which the Fund may give by telephone, telex, TWX facsimile transmission, bank wire or through an electronic instruction system, shall be processed in accordance with terms and conditions for the use of such arrangements, methods or devices as State Street may put into effect and modify from time to time. The Fund shall safeguard any test keys, identification codes or other security devices which State Street makes available to the Fund and agrees that the Fund shall be responsible for any loss, liability or damage incurred by State Street or by the Fund as a result of State Street's acting in accordance with instructions from any unauthorized person using the proper security device unless such loss, liability or damage was incurred as a result of State Street's negligence or willful misconduct. State Street may electronically record, but shall not be obligated to so record, any instructions given by telephone and any other telephone discussions with respect to the Account. In the event that the Fund uses State Street's electronic trade delivery system, the Fund agrees that State Street is not responsible for the consequences of the failure of the system to perform for any reason beyond the reasonable control of State Street, or the failure of any communications carrier, utility, or communications network. In the event the system is inoperable, the Fund agrees that it will accept the communication of transaction instructions by telephone, facsimile transmission on equipment compatible to State Street's facsimile receiving equipment or by letter, at no additional charge to the Fund.

     10. Transactions Not Requiring Instructions. State Street is authorized to take the following action without Written Instructions:

     (a) Collection of Income and Other Payments. State Street shall:

          (i) subject to Article 4, collect and receive for the account of each Portfolio of the Fund, all income and other payments and distributions, including (without limitation) stock dividends, rights, warrants and similar items, included or to be included in the Property of such Portfolio of the Fund, and promptly advise the Fund of such receipt and shall credit such income, as collected, to such Portfolio of the Fund. From time to time, State Street may elect, but shall not be so obligated, to credit the Account with interest, dividends or principal payments on payable or contractual settlement date, in anticipation of receiving same from a payer, central depository, broker or other agent employed by the Fund or State Street. Any such crediting and posting shall be at the Fund's sole risk, and State Street shall be authorized to reverse any such advance posting in the event State Street does not receive good funds from any such payer, central depository, broker or agent of the Fund.

          (ii) endorse and deposit for collection in the name of the Fund, checks, drafts, or other orders for the payment of money on the same day as received;

          (iii) receive and hold for the account of each Portfolio of the Fund all securities received by the Fund as a result of a stock dividend, share split-up or reorganization, recapitalization, readjustment or other rearrangement or distribution of rights or similar securities issued with respect to any portfolio securities of such Portfolio of the Fund held by State Street hereunder;

          (iv) present for payment and collect the amount payable upon all securities which may mature or be called, redeemed or retired, or otherwise become payable on the date such securities become payable;

          (v) take any action which may be necessary and proper in connection with the collection and receipt of such income and other payments and the endorsement for collection of checks, drafts and other negotiable instruments;

          (vi) with respect to domestic securities, to exchange securities in temporary form for securities in definitive form, to effect an exchange of the shares where the par value of stock is changed, and to surrender securities at maturity or when advised of earlier call for redemption, against payment therefor in accordance with accepted industry practice. The Fund understands that State Street subscribes to one or more nationally recognized services that provide information with respect to calls for redemption of bonds or other corporate actions. State Street shall not be liable for failure to redeem any called bond or to take other action if notice of such call or action was not provided by any service to which it subscribes provided that State Street shall have acted in good faith without negligence and in accordance with "Street Practice" (as is customary in industry). State Street shall have no duty to notify the Fund of any rights, duties, limitations, conditions or other information set forth in any security (including mandatory or optional put, call and similar provisions), but State Street shall forward to the Fund any notices or other documents subsequently received in regard to any such security. When fractional shares of stock of a declaring corporation are received as a stock distribution, unless specifically instructed to the contrary in writing, State Street is authorized to sell the fraction received and credit the applicable Portfolio's account. Unless specifically instructed to the contrary in writing, State Street is authorized to exchange securities in bearer form for securities in registered form. If any Property registered in the name of a nominee of State Street is called for partial redemption by the issuer of such Property, State Street is authorized to allot the called portion to the respective beneficial holders of the Property in such manner deemed to be fair and equitable by State Street in its sole discretion.

     (b) Miscellaneous Transactions. State Street is authorized to deliver or cause to be delivered Property against payment or other consideration or written receipt therefor in the following cases:

     (i) for examination by a broker selling for the account of a Portfolio of the Fund in accordance with street delivery custom;

     (ii) for the exchange of interim receipts or temporary securities for definitive securities;

     (iii) for transfer of securities into the name of the Fund or State Street or a nominee of either, or for exchange of securities for a different number of bonds, certificates, or other evidence, representing the same aggregate face amount or number of units bearing the same interest rate, maturity date and call provisions, if any; provided that, in any such case, the new securities are to be delivered to State Street.

     11. Transactions Requiring Instructions. Upon receipt of Written Instructions and not otherwise, State Street, directly or through the use of a Securities Depository or the Book-Entry System, shall:

     (a) Execute and deliver to such persons as may be designated in such Written Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of the Fund as owner of any securities may be exercised,

     (b) Deliver any securities held for a Portfolio of the Fund against receipt of other securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

     (c) Deliver any securities held for a Portfolio of the Fund to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation, recapitalization or sale of assets of any corporation, against receipt of such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

     (d) Make such transfers or exchanges of the assets of a Portfolio of the Fund and take such other steps as shall be stated in said instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of such Portfolio of the Fund;

     (e) Release securities belonging to a Portfolio of the Fund to any bank or trust company for the purpose of pledge or hypothecation to secure any loan incurred by such Portfolio of the Fund; provided, however, that securities shall be released only upon payment to State Street of the monies borrowed, except that in cases where additional collateral is required to secure a borrowing already made, subject to proper prior authorization, further securities may be released for that purpose; and pay such loan upon redelivery to it of the securities pledged or hypothecated therefor and upon surrender of the note or notes evidencing the loan;

     (f) Deliver any securities held for a Portfolio of the Fund upon the exercise of a covered call option written by the Fund on such securities on behalf of such Portfolio; and

     (g) Deliver securities held for a Portfolio of the Fund pursuant to separate security lending agreements concerning the lending of the Portfolio's securities into which the Fund may enter, from time to time on behalf of such Portfolio.

     (h) Without specific authorization of the Fund, State Street shall not accept due bills in place of Property or securities or accept partial delivery or settlement. State Street is authorized to deliver Property of a Portfolio of the Fund, against a receipt therefor, for examination in accordance with "street delivery" custom and to accept, in lieu of Property, documents, including trust and collateral receipts and letters of undertaking, as long as such documents contain the agreement of the issuer thereof to hold such Property subject to State Street's sole order.

     12. Purchase of Securities. Promptly after each purchase of securities by the Fund's investment adviser (or any sub-adviser), the Fund shall deliver to State Street (as Custodian) Written Instructions specifying with respect to each such purchase: (a) the name of the issuer and the title of the securities, (b) the number of shares of the principal amount purchased and accrued interest, if any, (c) the dates of purchase and settlement, (d) the purchase price per unit,
(e) the total amount payable upon such purchase, (f) the name of the person from whom or the broker through whom the purchase was made and (g) the Portfolio of the Fund for which the purchase was made. State Street shall upon receipt of securities purchased by or for a Portfolio of the Fund pay out of the moneys held for the account of such Portfolio the total amount payable to the person from whom or the broker through whom the purchase was made, provided that the same conforms to the total amount payable as set forth in such Written Instructions.

     13. Sales of Securities. Promptly after each sale of securities by the Fund's investment adviser, the Fund shall deliver to State Street (as Custodian) Written Instructions, specifying with respect to each such sale: (a) the name of the issuer and the title of the security, (b) the number of shares or principal amount sold, and accrued interest' if any, (c) the date of sale, (d) the sale price per unit, (e) the total amount payable to the Fund upon such sale, (f) the name of the broker through whom or the person to whom the sale was made and (g) the Portfolio of the Fund for which the sale was made. State Street shall deliver the securities upon receipt of the total amount payable to the Fund upon such sale, provided that the same conforms to the total amount payable as set forth in such Written Instructions. Subject to the foregoing, State Street may accept payment in such form as shall be satisfactory to it, and may deliver securities and arrange for payment in accordance with the customs prevailing among dealers in securities.

     14. Duties of the Custodian with Respect to Property of the Fund Held Outside of the United States

     (a) Appointment of Foreign Sub-Custodians. The Fund hereby authorizes and instructs the Custodian to employ as sub-custodians for the Portfolio's securities and other assets maintained outside the United States the foreign banking institutions and foreign securities depositories designated on Schedule A hereto ("foreign sub-custodians"). Upon receipt of Written Instructions, together with a certified resolution of the Fund's Board of Trustees, the Custodian and the Fund may agree to amend Schedule A hereto from time to time to designate additional foreign banking institutions and foreign securities depositories to act as sub-custodian. Upon receipt of Written Instructions, the Fund may instruct the Custodian to cease the employment of any one or more such sub-custodians for maintaining custody of the Portfolio's assets.

     (b) Assets to be Held. The Custodian shall limit the securities and other assets maintained in the custody of the foreign sub-custodians to: (a) "foreign securities", as defined in paragraph (c)(1) of Rule 17f-5 under the Investment Company Act of 1940, and (b) cash and cash equivalents in such amounts as the Custodian or the Fund may determine to be reasonably necessary to effect the Portfolio's foreign securities transactions. The Custodian shall identify on its books as belonging to the Fund, the foreign securities of the Fund held by each foreign sub-custodian.

     (c) Foreign Securities Systems. Except as may otherwise be agreed upon in writing by the Custodian and the Fund, assets of the Portfolios shall be maintained in a clearing agency which acts as a securities depository or in a book-entry system for the central handling of securities located outside the United States (each a "Foreign Securities System") only through arrangements implemented by the foreign banking institutions serving as sub-custodians pursuant to the terms hereof. Where possible, such arrangements shall include entry into agreements containing the provisions set forth in Article 14 (e) hereof.

     (d) Holding Securities. The Custodian may hold securities and other non-cash property for all of its customers, including the Fund, with a foreign sub-custodian in a single account that is identified as belonging to the Custodian for the benefit of its customers, provided however, that (i) the records of the Custodian with respect to securities and other non-cash property of the Fund which are maintained in such account shall identify by book-entry those securities and other non-cash property belonging to the Fund and (ii) the Custodian shall require that securities and other non-cash property so held by the foreign sub-custodian be held separately from any assets of the foreign sub-custodian or of others.

     (e) Agreements with Foreign Banking Institutions. Each agreement with a foreign banking institution shall provide that: (a) the assets of each Portfolio will not be subject to any right, charge, security interest, lien or claim of any kind in favor of the foreign banking institution or its creditors or agent, except a claim of payment for their safe custody or administration; (b) beneficial ownership for the assets of each Portfolio will be freely transferable without the payment of money or value other than for custody or administration; (c) adequate records will be maintained identifying the assets as belonging to each applicable Portfolio; (d) officers of or auditors employed by, or other representatives of the Custodian, including to the extent permitted under applicable law the independent public accountants for the Fund, will be given access to the books and records of the foreign banking institution relating to its actions under its agreement with the Custodian; and (e) assets of the Portfolios held by the foreign sub-custodian will be subject only to the instructions of the Custodian or its agents.

     (f) Access of Independent Accountants of the Fund. Upon request of the Fund, the Custodian will use its best efforts to arrange for the independent accountants of the Fund to be afforded access to the books and records of any foreign banking institution employed as a foreign sub-custodian insofar as such books and records relate to the performance of such foreign banking institution under its agreement with the Custodian.

     (g) Reports by Custodian. The Custodian will supply to the Fund from time to time, as mutually agreed upon, statements in respect of the securities and other assets of the Portfolio(s) held by foreign sub-custodians, including but not limited to an identification of entities having possession of the Portfolio(s) securities and other assets and advices or notifications of any transfers of securities to or from each custodial account maintained by a foreign banking institution for the Custodian on behalf of each applicable Portfolio indicating, as to securities acquired for a Portfolio, the identity of the entity having physical possession of such securities.

     (h) Transactions in Foreign Custody Account. (i) Except as otherwise provided in subparagraph (ii) of this Article 14 (h), the provisions of Articles 12 and 13 of this Contract shall apply, mutatis mutandis to the foreign securities of the Fund held outside the United States by foreign sub-custodians.

     (ii) Notwithstanding any provision of this Contract to the contrary, settlement and payment for securities received for the account of each applicable Portfolio and delivery of securities maintained for the account of each applicable Portfolio may be effected in accordance with the customary established securities trading or securities processing practices and procedures in the jurisdiction or market in which the transaction occurs, including, without limitation, delivering securities to the purchaser thereof or to a dealer therefor (or an agent for such purchaser or dealer) against a receipt with the expectation of receiving later payment for such securities from such purchaser or dealer.

     (iii) Securities maintained in the custody of a foreign sub-custodian may be maintained in the name of such entity's nominee to the same extent as set forth in Article 4 of this Contract, and the Fund agrees to hold any such nominee harmless from any liability as a holder of record of such securities.

     (i) Liability of Foreign Sub-Custodians. Each agreement pursuant to which the Custodian employs a foreign banking institution as a foreign sub-custodian shall require the institution to exercise reasonable care in the performance of its duties and to indemnify, and hold harmless, the Custodian and the Fund from and against any loss, damage, cost, expense, liability or claim arising out of or in connection with the institution's performance of such obligations. At the election of the Fund, it shall be entitled to be subrogated to the rights of the Custodian with respect to any claims against a foreign banking institution as a consequence of any such loss, damage, cost, expense, liability or claim if and to the extent that the Fund has not been made whole for any such loss, damage, cost, expense, liability or claim.

     (j) Liability of Custodian. The Custodian shall be liable for the acts or omissions of a foreign banking institution to the same extent as set forth with respect to sub-custodians generally in this Contract and, regardless of whether assets are maintained in the custody of a foreign banking institution, a foreign securities depository or a branch of a U.S. bank as contemplated by Article 14(l) hereof, the Custodian shall not be liable for any loss, damage, cost, expense, liability or claim resulting from nationalization, expropriation, currency restrictions, or acts of war or terrorism or any loss where the sub-custodian has otherwise exercised reasonable care. Notwithstanding the foregoing provisions of this Article 14 (j), in delegating custody duties to State Street London Ltd., the Custodian shall not be relieved of any responsibility to the Fund for any loss due to such delegation, except such loss as may result from (a) political risk (including, but not limited to, exchange control restrictions, confiscation, expropriation, nationalization, insurrection, civil strife or armed hostilities) or (b) other losses (excluding a bankruptcy or insolvency of State Street London Ltd. not caused by political risk) due to Acts of God, nuclear incident or other losses under circumstances where the Custodian and State Street London Ltd. have exercised reasonable care.

     (k) Monitoring Responsibilities. The Custodian shall furnish annually to the Fund, during the month of June, information concerning the foreign sub-custodians employed by the Custodian. Such information shall be similar in kind and scope to that furnished to the Fund in connection with the initial approval of this Contract. In addition, the Custodian will promptly inform the Fund in the event that the Custodian learns of a material adverse change in the financial condition of a foreign sub-custodian or any material loss of the assets of the Fund or in the case of any foreign sub-custodian not the subject of an exemptive order from the Securities and Exchange Commission is notified by such foreign sub-custodian that there appears to be a substantial likelihood that its shareholders' equity will decline below $200 million (U.S. dollars or the equivalent thereof) or that its shareholders' equity has declined below $200 million (in each case computed in accordance with generally accepted U.S. accounting principles).

     (l) Branches of U.S. Banks. (i) Except as otherwise set forth in this Contract, the provisions hereof shall not apply where the custody of the Portfolios assets are maintained in a foreign branch of a banking institution which is a "bank" as defined by Section 2(a)(5) of the Investment Company Act of 1940 meeting the qualification set forth in Section 26(a) of said Act. The appointment of any such branch as a sub-custodian shall be governed by Article 1 of this Contract.

     (ii) Cash held for each Portfolio of the Fund in the United Kingdom shall be maintained in an interest bearing account established for the Fund with the Custodian's London branch, which account shall be subject to the direction of the Custodian, State Street London Ltd. or both.

     (m) Tax Law. The Custodian shall have no responsibility or liability for any obligations now or hereafter imposed on the Fund or the Custodian as custodian of the Fund by the tax law of the United States of America or any state or political subdivision thereof. It shall be the responsibility of the Fund to notify the Custodian of the obligations imposed on the Fund or the Custodian as custodian of the Fund by the tax law of jurisdictions other than those mentioned in the above sentence, including responsibility for withholding and other taxes, assessments or other governmental charges, certifications and governmental reporting. The sole responsibility of the Custodian with regard to such tax law shall be to use reasonable efforts to assist the Fund with respect to any claim for exemption or refund under the tax law of jurisdictions for which the Fund has provided such information.

     15. Authorized Shares. The Fund has two classes of shares, Class C (unaffiliated separate accounts and qualified plans) and Class Z (separate accounts and qualified plans affiliated with CUNA Mutual Group).

     16. Records. The books and records pertaining to the Fund which are in the possession of State Street shall be the property of the Fund. Such books and records shall be prepared and maintained as required by the 1940 Act; other applicable federal and state securities laws and rules and regulations; and, any state or federal regulatory body having appropriate jurisdiction. The Fund, or the Fund's authorized representatives, shall have access to such books and records at all times during State Street's normal business hours, and such books and records shall be surrendered to the Fund promptly upon request. Upon reasonable request of the Fund, copies of any such books and records shall be provided by State Street to the Fund or the Fund's authorized representative at the Fund's expense.

     17. Cooperation with Accountants. State Street shall cooperate with the Fund's independent certified public accountants and shall take all reasonable action in the performance of its obligations under this Agreement to assure that the necessary information is made available to such accountants for the expression of their unqualified opinion, including but not limited to the opinion included in the Fund's semiannual report on Form N-SAR.

     18. Confidentiality. State Street agrees on behalf of itself and its employees to treat confidentially and as the proprietary information of the Fund all records and other information relative to the Fund and its prior, present or potential Shareholders and relative to the investment advisers and its prior, present or potential customers, and not to use such records and information for any purpose other than performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Fund, which approval shall not be unreasonably withheld and may not be withheld where State Street may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Fund. Nothing contained herein, however, shall prohibit State Street from advertising or soliciting the public generally with respect to other products or services, regardless of whether such advertisement or solicitation may include prior, present or potential Shareholders of the Fund.

     19. Equipment Failures. In the event of equipment failures beyond State Street's control, State Street shall, at no additional expense to the Fund, take reasonable steps to minimize service interruptions but shall not have liability with respect thereto. State Street shall enter into and shall maintain in effect with appropriate parties one or more agreements making reasonable provision for back up emergency use of electronic data processing equipment to the extent appropriate equipment is available.

     20. Right to Receive Advice.

     (a) Advice of Fund. If State Street shall be in doubt as to any action to be taken or omitted by it, it may request, and shall receive, from the Fund clarification or advice.

     (b) Advice of Counsel. If State Street shall be in doubt as to any question of law involved in any action to be taken or omitted by State Street, it may request advice at its own cost from counsel of its own choosing (who may be counsel for the Fund or State Street, at the option of State Street).

     (c) Conflicting Advice. In case of conflict between directions or advice received by State Street pursuant to subparagraph (a) of this Article and advice received by State Street pursuant to subparagraph (b) of this paragraph, State Street shall be entitled to rely on and follow the advice received pursuant to the latter provision alone.

     (d) Protection of State Street. State Street shall be protected in any action or inaction which it takes or omits to take in reliance on any directions or advice received pursuant to subparagraph (a) of this Article which State Street, after receipt of any such directions or advice, in good faith believes to be consistent with such directions or advice. However, nothing in this paragraph shall be construed as imposing upon State Street any obligation (i) to seek such directions or advice, or (ii) to act in accordance with such directions or advice when received, unless, under the terms or another provision of this Agreement, the same is a condition to State Street's properly taking or omitting to take such action. Nothing in this subparagraph shall excuse State Street when an action or omission on the part of State Street constitutes willful misfeasance, bad faith, gross negligence or reckless disregard by State Street of its duties under this Agreement.

     21. Compliance with Governmental Rules and Regulations. The Fund assumes full responsibility for insuring that the contents of each Prospectus of the Fund complies with all applicable requirements of the 1933 Act, the 1940 Act, and any laws, rules and regulations of governmental authorities having jurisdiction.

     22. Compensation. As compensation for the services described within this Agreement and rendered by State Street during the term of this Agreement, the Fund will pay to State Street, in addition to reimbursement of its out-of-pocket expenses, monthly fees as outlined in Attachment A.

     23. Indemnification. The Fund, as sole owner of the Property, agrees to indemnify and hold harmless State Street and its nominees from all taxes, charges, expenses, assessments, claims, and liabilities (including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934 as amended, the 1940 Act, and any state and foreign securities and blue sky laws, all as or to be amended from time to time) and expenses, including (without limitation) attorney's fees and disbursements, arising directly or indirectly (a) from the fact that securities included in the Property are registered in the name of any such nominee or (b) without limiting the generality of the foregoing clause (a) from any action or thing which State Street takes or does or omits to take or do (i) at the request or on the direction of or in reliance on the advice of the Fund given in accordance with the terms of this Agreement, (ii) upon Written Instructions or (iii) in carrying out the provisions of this Contract in good faith without negligence; provided, that neither State Street nor any of its nominees or agents shall be indemnified against any liability to the Fund or to its Shareholders (or any expenses incident to such liability) arising out of (x) State Street's or such nominee's or agent's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties under this Agreement or any agreement between State Street and any nominee or subcustodian or (y) State Street's own or its agent's negligent failure to perform its duties under this Agreement. In no event shall State Street be liable for indirect, special or consequential damages. In the event of any advance of cash for any purpose made by State Street on behalf of a Portfolio resulting from orders or Written Instructions of the Fund, or in the event that State Street or its nominee or agent shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in connection with the performance of this Agreement, except such as may arise from its or its nominee's or agent's own negligent action, negligent failure to act, willful misconduct, or reckless disregard of its duties under this Agreement or any agreement between State Street and any nominee or agent, the Fund shall promptly reimburse State Street for such advance of cash or such taxes, charges, expenses, assessments, claims or liabilities and any property at any time held for the account of the applicable Portfolio shall be security therefor and should the Fund fail to repay State Street promptly, State Street shall be entitled to utilize available cash and to dispose of such Portfolio's assets to the extent necessary to obtain reimbursement.

     If the Fund on behalf of a Portfolio requires State Street to take any action with respect to securities, which action involves the payment of money or which action may, in the opinion of State Street, result in State Street or its nominee assigned to the Fund or the Portfolio being liable for the payment of money or incurring liability of some other form, the Fund on behalf of the Portfolio, as a prerequisite to requiring State Street to take such action, shall provide indemnity to State Street in an amount and form satisfactory to it.

     State Street will indemnify the Fund for loss of Property in its care, provided such loss is due to the gross negligence or dishonesty of State Street's officers or employees, or to burglary, robbery, holdup, theft, extortion, mysterious disappearance or loss due to damage or destruction. In the event of such loss, State Street agrees that it shall promptly replace such Property or the value of same (by, among other means, posting appropriate bond with the issuer to obtain reissue of such Property), together with the value of any loss of rights or privileges resulting from such loss. State Street shall make available to the Fund for inspection any such Property or value amounts so replaced.

     24. Responsibility of State Street. State Street shall be under no duty to take any action on behalf of the Fund except as specifically set forth herein or as may be specifically agreed to by State Street in writing. In the performance of its duties hereunder, State Street shall be obligated to exercise reasonable care and diligence and to act in good faith and to use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement. State Street shall be responsible for its own negligent failure or that of any agent it shall appoint to perform its duties under this Agreement but to the extent that duties, obligations and responsibilities are not expressly set forth in this Agreement, State Street shall not be liable for any act or omission which does not constitute willful misfeasance, bad faith, or gross negligence on the part of State Street or reckless disregard of such duties, obligations and responsibilities. Without limiting the generality of the foregoing or of any other provision of this Agreement, State Street in connection with its duties under this Agreement shall not be under any duty or obligation to inquire into and shall not be liable for or in respect of (a) the validity or invalidity or authority or lack thereof of any advice, direction, notice or other instrument which conforms to the applicable requirements of this Agreement, if any, and which State Street believes to be genuine, (b) the validity of the issue of any securities purchased or sold by the Fund, the legality of the purchase or sale thereof or the propriety of the amount paid or received therefor, (c) the legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefor, (d) the legality of the redemption of any Shares, or the propriety of the amount to be paid therefor,
(e) the legality of the declaration or payment of any dividend or distribution on Shares, or (f) delays or errors or loss of data occurring by reason of circumstances beyond State Street's control, including acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdown (except as provided in Article 18), flood or catastrophe, acts of God, insurrection, war, riots, or failure of the mail, transportation systems, communication systems or power supply.

     25. Collection. All collections of monies or other property in respect, or which are to become part, of the Property (but not the safekeeping thereof upon receipt by State Street) shall be at the sole risk of the Fund. In any case in which State Street does not receive any payment due the Fund within a reasonable time after State Street has made proper demands for the same, it shall so notify the Fund in writing, including copies of all demand letters, any written responses thereto, and memoranda of all oral responses thereto, and to telephonic demands, and await instructions from the Fund. State Street shall not be obliged to take legal action for collection unless and until reasonably indemnified to its satisfaction. State Street shall also notify the Fund as soon as reasonably practicable whenever income due on securities is not collected in due course.

     26. Duration and Termination. This Agreement shall be effective as of the date hereof and shall continue until termination by the Fund or by State Street on 90 day's written notice. Upon any termination of this Agreement, pending appointment of a successor to State Street or a vote of the Shareholders of the Fund to dissolve or to function without a custodian of its cash, securities or other property, State Street shall not deliver cash, securities or other property of the Fund to the Fund, but may deliver them to a bank or trust company of its own selection, having aggregate capital, surplus and undivided profits, as shown by its last published report of not less than twenty million dollars ($20,000,000) as a successor custodian for the Fund to be held under terms similar to those of this Agreement, provided, however, that State Street shall not be required to make any such delivery or payment until full payment shall have been made by the Fund of all liabilities constituting a charge on or against the properties then held by State Street or on or against State Street and until full payment shall have been made to State Street of all of its fees, compensation, costs and expenses, subject to the provisions of Paragraph 21 of this Agreement.

     27. Notices. All notices and other communications (collectively referred to as "Notice" or "Notices" in this Article) hereunder shall be in writing or by confirming telegram, cable, telex, or facsimile sending device. Notices shall be addressed : if to the Fund: Ultra Series Fund, 2000 Heritage Way, Waverly, IA 50677-0061, telephone: (319) 352-1000 extension 2231; and if to State Street:
State Street Bank and Trust Company, 108 Myrtle Street, North Quincy, MA 02171-2197, Attention: Kenneth A. Bergeron, Vice President, telephone: (617) 985-6489 or, in either case, at such other address as shall have been notified to the sender of any such Notice or other communication. If the location of the sender of a Notice and the address of the addressee thereof are, at the time of sending, more than 100 miles apart, the Notice may be sent by first-class mail, in which case it shall be deemed to have been given three days after it is sent, or if sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately, and, if the location of the sender of a Notice and the address of the addressee thereof are, at the time of sending, not more than 100 miles apart, the Notice may be sent by first-class mail, in which case it shall be deemed to have been given two days after it is sent, of if sent by messenger, it shall be deemed to have been given on the day it is delivered, or if sent by confirming telegram, cable, telex or facsimile sending device, it shall be deemed to have been given immediately. All postage, cable, telegram, telex and facsimile sending device charges arising from the sending of a Notice hereunder shall be paid by the sender.

     28. Insurance. State Street shall at all times carry insurance with insurers acceptable to the Fund and in amounts sufficient to cover losses, errors, omissions, or fraud for which State Street in this custody agreement has agreed to indemnify the Fund. From time to time the types and amounts of these policies will be reviewed with the Fund by State Street.

     29. Further Actions. Each party agrees to perform such further acts and execute such further documents as are necessary to effectuate the purposes hereof.

     30. Amendments. This Agreement or any part hereof may be changed or waived only by an instrument in writing signed by the party against which enforcement of such change or waiver is sought.

     31. Miscellaneous. This Agreement embodies the entire Agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings relating to the parties hereto. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement shall be deemed to be a contract made in Massachusetts and governed by Massachusetts law. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors.

     32. Additional Funds. In the event that the Fund establishes one or more series of Shares in addition to the Capital Appreciation Stock Series, Money Market Series, Growth and Income Stock Series, Bond Series, Balanced Series and Treasury 2000 Series with respect to which it desires to have State Street render services as custodian under the terms hereof, it shall so notify State Street in writing, and if State Street agrees in writing to provide such services, such series of Shares shall become a Portfolio hereunder.

     33. Reproduction of Documents. This Contract and all schedules, exhibits, attachments and amendments hereto may be reproduced by any photographic, photostatic, microfilm, micro-card, miniature photographic or other similar process. The parties hereto all/each agree that any such reproduction shall be admissible in evidence as the original itself in any judicial or administrative proceeding, whether or not the original is in existence and whether or not such reproduction was made by a party in the regular course of business, and that any enlargement, facsimile or further reproduction of such reproduction shall likewise be admissible in evidence.

     34. Shareholder Communications Election. Securities and Exchange Commission Rule 14b-2 requires banks which hold securities for the account of customers to respond to requests by issuers of securities for the names, addresses and holdings of beneficial owners of securities of that issuer held by the bank unless the beneficial owner has expressly objected to disclosure of this information. In order to comply with the rule, State Street needs the Fund to indicate whether it authorizes State Street to provide the Fund's name, address, and share position to requesting companies whose securities the Fund owns. If the Fund tells State Street "no", State Street will not provide this information to requesting companies. If the Fund tells State Street "yes" or does not check either "yes" or "no" below, State Street is required by the rule to treat the Fund as consenting to disclosure of this information for all securities owned by the Fund or any funds or accounts established by the Fund. For the Fund's protection, the Rule prohibits the requesting company from using the Fund's name and address for any purpose other than corporate communications. Please indicate below whether the Fund consents or objects by checking one of the alternatives below.

     YES [X ] State Street is authorized to release the Fund's name, address, and share positions.

     NO [ ] State Street is not authorized to release the Fund's name, address, and share positions.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated below as of the day and year first above written.

                                     ULTRA SERIES FUND

Attest:  /s/ LL Lilledahl            By: /s/ Michael S. Daubs
                                     Title: President

                                     STATE STREET BANK AND TRUST COMPANY

 Attest:                             By: /s/ Mark A. Bowler
                                     Title: Senior Vice President

                                  ATTACHMENT B

Portfolios of the Ultra Series Fund

        Capital Appreciation Stock Series
        Money Market Series
        Growth and Income Stock Series
        Bond Series
        Balanced Series
        Treasury 2000 Series

                                 Exhibit 23(h)1

       Participation Agreement between Ultra Series Fund and CUNA Mutual
          Life Insurance Company Pension Plan for Home Office Employees

                             PARTICIPATION AGREEMENT

         THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL LIFE INSURANCE COMPANY PENSION PLAN FOR HOME OFFICE EMPLOYEES (the "Plan").

         WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

         WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

         WHEREAS, the Plan is defined benefit plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

         WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

     1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

     1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

     1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

     1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

     1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

     1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

     1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

     1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

     1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

     1.10. "Product Owners" -- owners of Products.

     1.11. "Trust Board" -- the board of trustees of the Trust.

     1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

     1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

     1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

     1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

     1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

     1.17. "DOL" -- the U.S. Department of Labor.

     1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

     1.19. "SEC" -- the U.S. Securities and Exchange Commission.

     1.20. "NASD" -- The National Association of Securities Dealers, Inc.

     1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

     1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

     2.1. Availability of Shares

          (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section 2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

          (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

          (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

     2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

     2.3. Purchase and Redemption Procedures

          (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the
     Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

          (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with
     Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

          (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

          (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

     2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

     2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

     2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

     2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

     2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under
Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

     3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

     3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

     3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

     3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

     4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

     4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

     4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

     4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

     4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

     4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

     4.7. Complaints and Proceedings

          (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust;
     (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

          (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

     4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

     5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

     5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

     5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

     5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

     5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

     5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

     6.1. Section 817(h). Each Portfolio of the Trust shall comply with Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

     7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

     7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) registration and qualification of the Trust shares under the federal securities laws;

          (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

          (c) preparation of all statements and notices required by any federal or state securities law;

          (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

          (e) all taxes on the issuance or transfer of Trust shares;

          (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

          (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

     7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) qualification of the Plan under the Code;

          (b) preparation and filing with the DOL of the Summary Plan
          Description;

          (c) the offering of interests in the trust funding the Plan;

          (d) administration of the Plan;

          (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

          (f) payment of all applicable fees relating to the Plan;

          (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

          (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

     7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

     8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in
Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

     8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

     8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

     8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

     8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

     8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

     8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

     9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

          (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

          (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

          (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

          (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

          (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

          (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

          (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

          (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

          (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

     9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

     A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

     10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

     10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

     10.3. Termination of Agreement. This Agreement shall not terminate until
(i) the Trust is dissolved, liquidated, or merged into another entity, or (ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

     10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

          (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

          (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

          (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

          (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

          (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

          (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

     10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

          (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to
     Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

          (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

     10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

          (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

          (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

     10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

     10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

     10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

     The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

     Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

     13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

          (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

          (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

          (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

          (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

     13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

     13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

     13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

     13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL LIFE INSURANCE COMPANY PENSION
                                       PLAN FOR HOME OFFICE EMPLOYEES

                                     (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:

Plan                              Trust Classes and Series







                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:


Plan                              Trust Classes and Series





IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

------------------------          ------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                  Pension Plan for Home Office
                                  Employees

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:





                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-------------------------         ----------------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                  Pension Plan for Home Office
                                  Employees

                                 Exhibit 23(h)2
       Participation Agreement between Ultra Series Fund and CUNA Mutual
                 Life Insurance Company Pension Plan for Agents

                             PARTICIPATION AGREEMENT

         THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL LIFE INSURANCE COMPANY PENSION PLAN FOR AGENTS (the "Plan").

         WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

         WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

         WHEREAS, the Plan is defined benefit plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

         WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

     1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

     1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

     1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

     1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

     1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

     1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

     1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

     1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

     1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

     1.10. "Product Owners" -- owners of Products.

     1.11. "Trust Board" -- the board of trustees of the Trust.

     1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

     1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

     1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

     1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

     1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

     1.17. "DOL" -- the U.S. Department of Labor.

     1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

     1.19. "SEC" -- the U.S. Securities and Exchange Commission.

     1.20. "NASD" -- The National Association of Securities Dealers, Inc.

     1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

     1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

     2.1. Availability of Shares

          (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section 2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

          (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

          (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

     2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

     2.3. Purchase and Redemption Procedures

          (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the
     Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

          (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with
     Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

          (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

          (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

     2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

     2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

     2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

     2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

     2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under
Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

     3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

     3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

     3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

     3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

     4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

     4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

     4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

     4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

     4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

     4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

     4.7. Complaints and Proceedings

          (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust;
     (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

          (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

     4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

     5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

     5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

     5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

     5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

     5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

     5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

     6.1. Section 817(h). Each Portfolio of the Trust shall comply with Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

     7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

     7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) registration and qualification of the Trust shares under the federal securities laws;

          (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

          (c) preparation of all statements and notices required by any federal or state securities law;

          (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

          (e) all taxes on the issuance or transfer of Trust shares;

          (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

          (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

     7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) qualification of the Plan under the Code;

          (b) preparation and filing with the DOL of the Summary Plan
          Description;

          (c) the offering of interests in the trust funding the Plan;

          (d) administration of the Plan;

          (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

          (f) payment of all applicable fees relating to the Plan;

          (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

          (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

     7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

     8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in
Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

     8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

     8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

     8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

     8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

     8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

     8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

     9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

          (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

          (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

          (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

          (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

          (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

          (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

          (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

          (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

          (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

     9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

     A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

     10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

     10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

     10.3. Termination of Agreement. This Agreement shall not terminate until
(i) the Trust is dissolved, liquidated, or merged into another entity, or (ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

     10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

          (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

          (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

          (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

          (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

          (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

          (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

     10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

          (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to
     Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

          (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

     10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

          (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

          (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

     10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

     10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

     10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

     The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

     Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

     13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

          (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

          (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

          (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

          (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

     13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

     13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

     13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

     13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL LIFE INSURANCE COMPANY PENSION
                                   PLAN FOR AGENTS

                                     (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:

Plan                              Trust Classes and Series





                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:

Plan                              Trust Classes and Series





IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                   Pension Plan for Agents

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:

                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                   Pension Plan for Agents

                                 Exhibit 23(h)3
       Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees

                             PARTICIPATION AGREEMENT

         THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL LIFE INSURANCE COMPANY 401(k)/THRIFT PLAN FOR HOME OFFICE EMPLOYEES (the "Plan").

         WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

         WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

         WHEREAS, the Plan is defined contribution plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

         WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

     1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

     1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

     1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

     1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

     1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

     1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

     1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

     1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

     1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

     1.10. "Product Owners" -- owners of Products.

     1.11. "Trust Board" -- the board of trustees of the Trust.

     1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

     1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

     1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

     1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

     1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

     1.17. "DOL" -- the U.S. Department of Labor.

     1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

     1.19. "SEC" -- the U.S. Securities and Exchange Commission.

     1.20. "NASD" -- The National Association of Securities Dealers, Inc.

     1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

     1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

     2.1. Availability of Shares

          (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section 2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

          (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

          (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

     2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

     2.3. Purchase and Redemption Procedures

          (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the
     Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

          (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with
     Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

          (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

          (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

     2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

     2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

     2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

     2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

     2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under
Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

     3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

     3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

     3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

     3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

     4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

     4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

     4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

     4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

     4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

     4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

     4.7. Complaints and Proceedings

          (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust;
     (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

          (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

     4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

     5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

     5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

     5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

     5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

     5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

     5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

     6.1. Section 817(h). Each Portfolio of the Trust shall comply with Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

     7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

     7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) registration and qualification of the Trust shares under the federal securities laws;

          (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

          (c) preparation of all statements and notices required by any federal or state securities law;

          (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

          (e) all taxes on the issuance or transfer of Trust shares;

          (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

          (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

     7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) qualification of the Plan under the Code;

          (b) preparation and filing with the DOL of the Summary Plan
          Description;

          (c) the offering of interests in the trust funding the Plan;

          (d) administration of the Plan;

          (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

          (f) payment of all applicable fees relating to the Plan;

          (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

          (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

     7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

     8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in
Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

     8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

     8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

     8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

     8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

     8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

     8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

     9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

          (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

          (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

          (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

          (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

          (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

          (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

          (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

          (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

          (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

     9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

     A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

     10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

     10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

     10.3. Termination of Agreement. This Agreement shall not terminate until
(i) the Trust is dissolved, liquidated, or merged into another entity, or (ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

     10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

          (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

          (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

          (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

          (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

          (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

          (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

     10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

          (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to
     Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

          (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

     10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

          (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

          (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

     10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

     10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

     10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

     The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

     Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

     13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

          (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

          (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

          (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

          (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

     13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

     13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

     13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

     13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL LIFE INSURANCE COMPANY
                                   401(k)/THRIFT PLAN FOR HOME OFFICE EMPLOYEES

                                  (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:


Plan Investment Option            Trust Classes and Series




                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:


Plan Investment Option            Trust Classes and Series





IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                   401(k)/Thrift Plan for Home Office Employees

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:

                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                   401(k)/Thrift Plan for Home Office Employees

                                 Exhibit 23(h)4
       Participation Agreement between Ultra Series Fund and CUNA Mutual
              Life Insurance Company 401(k)/Thrift Plan for Agents

                             PARTICIPATION AGREEMENT

         THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL LIFE INSURANCE COMPANY 401(k)/THRIFT PLAN FOR AGENTS (the "Plan").

         WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

         WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

         WHEREAS, the Plan is defined contribution plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

         WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

     1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

     1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

     1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

     1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

     1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

     1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

     1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

     1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

     1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

     1.10. "Product Owners" -- owners of Products.

     1.11. "Trust Board" -- the board of trustees of the Trust.

     1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

     1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

     1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

     1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

     1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

     1.17. "DOL" -- the U.S. Department of Labor.

     1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

     1.19. "SEC" -- the U.S. Securities and Exchange Commission.

     1.20. "NASD" -- The National Association of Securities Dealers, Inc.

     1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

     1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

     2.1. Availability of Shares

          (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section 2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

          (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

          (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

     2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

     2.3. Purchase and Redemption Procedures

          (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the
     Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

          (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with
     Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

          (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

          (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

     2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

     2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

     2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

     2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

     2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under
Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

     3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

     3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

     3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

     3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

     4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

     4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

     4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

     4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

     4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

     4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

     4.7. Complaints and Proceedings

          (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust;
     (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

          (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

          (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

     4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

     5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

     5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

     5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

     5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

     5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

     5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

     6.1. Section 817(h). Each Portfolio of the Trust shall comply with Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

     6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

     7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

     7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) registration and qualification of the Trust shares under the federal securities laws;

          (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

          (c) preparation of all statements and notices required by any federal or state securities law;

          (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

          (e) all taxes on the issuance or transfer of Trust shares;

          (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

          (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

     7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

          (a) qualification of the Plan under the Code;

          (b) preparation and filing with the DOL of the Summary Plan
          Description;

          (c) the offering of interests in the trust funding the Plan;

          (d) administration of the Plan;

          (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

          (f) payment of all applicable fees relating to the Plan;

          (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

          (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

     7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

     8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in
Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

     8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

     8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

     8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

     8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

     8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

     8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

     9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

          (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

          (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

          (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

          (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

          (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

          (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

          (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

          (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

          (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

          (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

     9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

     9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

     A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

     10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

     10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

     10.3. Termination of Agreement. This Agreement shall not terminate until
(i) the Trust is dissolved, liquidated, or merged into another entity, or (ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

     10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

          (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

          (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

          (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

          (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

          (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

          (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

     10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

          (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to
     Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

          (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

     10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

          (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

          (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

          (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

     10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

     10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

     10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

     The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

     Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

     13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

          (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

          (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

          (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

          (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

     13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

     13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

     13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

     13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL LIFE INSURANCE COMPANY
                                   401(k)/THRIFT PLAN FOR AGENTS

                                  (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:

Plan Investment Option            Trust Classes and Series








                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:

Plan Investment Option            Trust Classes and Series








IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                   401(k)/Thrift Plan for Agents

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:

                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Life Insurance Company
                                   401(K)/Thrift Plan For Agents

                                  Exhibit 23(h)5
       Participation Agreement between Ultra Series Fund and
                            CUNA Mutual Pension Plan

                             PARTICIPATION AGREEMENT

     THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL PENSION PLAN (the "Plan").

     WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

     WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

     WHEREAS, the Plan is defined benefit plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

     WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

     NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

          1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

          1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

          1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

          1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

          1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

          1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

          1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

          1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

          1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

          1.10. "Product Owners" -- owners of Products.

          1.11. "Trust Board" -- the board of trustees of the Trust.

          1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

          1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

          1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of
     Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

          1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

          1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

          1.17. "DOL" -- the U.S. Department of Labor.

          1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

          1.19. "SEC" -- the U.S. Securities and Exchange Commission.

          1.20. "NASD" -- The National Association of Securities Dealers, Inc.

          1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

          1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

          2.1. Availability of Shares

                  (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section
         2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

                  (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in
         Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

                  (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

         2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

         2.3.     Purchase and Redemption Procedures

                  (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

                  (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

                  (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

                  (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

         2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

         2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

         2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

         2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

         2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

         3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

         3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

         3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

         3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

         4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

         4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

         4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

         4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

         4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

         4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

         4.7.     Complaints and Proceedings

                  (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

                  (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

                  (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

                  (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

         4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

         5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

         5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

         5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

         5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

         5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

         5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

         6.1. Section 817(h). Each Portfolio of the Trust shall comply with
Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

         7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

         7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

                  (a) registration and qualification of the Trust shares under the federal securities laws;

                  (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

                  (c) preparation of all statements and notices required by any federal or state securities law;

                  (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

                  (e) all taxes on the issuance or transfer of Trust shares;

                  (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

                  (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

         7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

                  (a) qualification of the Plan under the Code;

                  (b) preparation and filing with the DOL of the Summary Plan Description;

                  (c) the offering of interests in the trust funding the Plan;

                  (d) administration of the Plan;

                  (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

                  (f) payment of all applicable fees relating to the Plan;

                  (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

                  (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

         7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

         8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

         8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

         8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

         8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

         8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

         8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

         8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

         9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

                  (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

                  (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

                  (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

                  (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

                  (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

         9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

                  (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

                  (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

                  (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

                  (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

         9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

         9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

         A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

         10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

         10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

         10.3. Termination of Agreement. This Agreement shall not terminate until (i) the Trust is dissolved, liquidated, or merged into another entity, or
(ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

         10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

                  (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

                  (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

                  (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

                  (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

                  (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

                  (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

         10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

                  (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

                  (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

                  (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

         10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

                  (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

                  (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

                  (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

         10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

         10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

         10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

         The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

         Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

         13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

                  (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

                  (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

                  (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

                  (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

         13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

         13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

         13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL PENSION PLAN

                                  (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:


Plan                              Trust Classes and Series










                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:


Plan                              Trust Classes and Series








IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Pension Plan

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:

                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Pension Plan

                                  Exhibit 23(h)6

             Participation Agreement between Ultra Series Fund and
                            CUNA Mutual Savings Plan

                             PARTICIPATION AGREEMENT

         THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL SAVINGS PLAN (the "Plan").

         WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

         WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

         WHEREAS, the Plan is defined contribution plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

         WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

          1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

          1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

          1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

          1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

          1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

          1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

          1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

          1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

          1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

          1.10. "Product Owners" -- owners of Products.

          1.11. "Trust Board" -- the board of trustees of the Trust.

          1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

          1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

          1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of
     Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

          1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

          1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

          1.17. "DOL" -- the U.S. Department of Labor.

          1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

          1.19. "SEC" -- the U.S. Securities and Exchange Commission.

          1.20. "NASD" -- The National Association of Securities Dealers, Inc.

          1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

          1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

          2.1. Availability of Shares

                  (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section
         2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

                  (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in
         Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

                  (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

         2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

         2.3.     Purchase and Redemption Procedures

                  (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

                  (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

                  (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

                  (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

         2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

         2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

         2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

         2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

         2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

         3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

         3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

         3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

         3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

         4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

         4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

         4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

         4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

         4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

         4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

         4.7.     Complaints and Proceedings

                  (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

                  (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

                  (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

                  (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

         4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

         5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

         5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

         5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

         5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

         5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

         5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

         6.1. Section 817(h). Each Portfolio of the Trust shall comply with
Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

         7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

         7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

                  (a) registration and qualification of the Trust shares under the federal securities laws;

                  (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

                  (c) preparation of all statements and notices required by any federal or state securities law;

                  (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

                  (e) all taxes on the issuance or transfer of Trust shares;

                  (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

                  (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

         7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

                  (a) qualification of the Plan under the Code;

                  (b) preparation and filing with the DOL of the Summary Plan Description;

                  (c) the offering of interests in the trust funding the Plan;

                  (d) administration of the Plan;

                  (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

                  (f) payment of all applicable fees relating to the Plan;

                  (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

                  (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

         7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

         8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

         8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

         8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

         8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

         8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

         8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

         8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

         9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

                  (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

                  (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

                  (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

                  (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

                  (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

         9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

                  (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

                  (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

                  (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

                  (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

         9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

         9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

         A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

         10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

         10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

         10.3. Termination of Agreement. This Agreement shall not terminate until (i) the Trust is dissolved, liquidated, or merged into another entity, or
(ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

         10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

                  (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

                  (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

                  (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

                  (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

                  (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

                  (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

         10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

                  (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

                  (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

                  (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

         10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

                  (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

                  (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

                  (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

         10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

         10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

         10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

         The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

         Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

         13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

                  (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

                  (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

                  (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

                  (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

         13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

         13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

         13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL SAVINGS PLAN

                                  (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:


Plan Investment Option            Trust Classes and Series










                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:


Plan Investment Option            Trust Classes and Series








IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Savings Plan

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:

                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Savings Plan

                                 Exhibit 23(h)7

             Participation Agreement between Ultra Series Fund and
                            CUNA Mutual Thrift Plan

                             PARTICIPATION AGREEMENT

         THIS AGREEMENT, made and entered into this 31st day of October, 1997 by and between ULTRA SERIES FUND, an unincorporated business trust formed under the laws of Massachusetts (the "Trust") and CUNA MUTUAL THRIFT PLAN (the "Plan").

         WHEREAS, the Trust is a series-type open-end management investment company offering shares of beneficial interest (the "Trust shares") consisting of one or more separate series ("Series") of shares, each such Series representing an interest in a particular investment portfolio of securities and other assets (a "Portfolio"), and which Series may be subdivided into various classes ("Classes") with each such Class supporting a distinct charge and expense arrangement; and

         WHEREAS, the Trust was established for the purpose of serving as an investment vehicle for insurance company separate accounts supporting variable annuity contracts and variable life insurance policies offered by life insurance companies and for qualified retirement plans; and

         WHEREAS, the Plan is defined contribution plan established by the board of directors of CUNA Mutual Life Insurance Company that qualifies under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986; and

         WHEREAS, the Plan desires that the Trust serve as an investment vehicle for a certain investment options of the Plan and the Trust desires to sell shares of certain Series and/or Class(es) to the Plan;

         NOW, THEREFORE, in consideration of their mutual promises, the Trust and the Plan agree as follows:

                                    ARTICLE I

                             Additional Definitions

          1.1. "Business Day" -- each day that the Trust is open for business as provided in the Trust's Prospectus.

          1.2. "Code" -- the Internal Revenue Code of 1986, as amended, and any successor thereto.

          1.3 "Distributor" -- CUNA Brokerage Services, Inc., the principal underwriter of the Trust's shares.

          1.4. "Participating Account" -- a separate account of a Participating Insurance Company investing all or a portion of its assets in the Trust, including separate accounts of CUNA Mutual Life Insurance Company.

          1.5. "Participating Insurance Company" -- any insurance company investing in the Trust on its behalf or on behalf of a Participating Account, including CUNA Mutual Life Insurance Company.

          1.6. "Participating Plan" -- any qualified retirement plan investing in the Trust, including the Plan.

          1.7. "Participating Investor" -- any Participating Account, Participating Insurance Company or Participating Plan.

          1.8. "Plan Participant" -- a participant in or beneficiary of the Plan.

          1.9. "Products" -- variable annuity contracts and variable life insurance policies supported by Participating Accounts.

          1.10. "Product Owners" -- owners of Products.

          1.11. "Trust Board" -- the board of trustees of the Trust.

          1.12. "Registration Statement" -- with respect to the Trust shares or a class of Products, the registration statement filed with the SEC to register such securities under the 1933 Act, or the most recently filed amendment thereto, in either case in the form in which it was declared or became effective. The Trust's Registration Statement is filed on Form N-1A (File No. 2-87775).

          1.13. "1940 Act Registration Statement" -- with respect to the Trust or a Participating Account, the registration statement filed with the SEC to register such person as an investment company under the 1940 Act, or the most recently filed amendment thereto. The Trust's 1940 Act Registration Statement is filed on Form N-1A (File No. 811-04815).

          1.14. "Prospectus" -- with respect to shares of a Series (or Class) of the Trust or a class of Products, each version of the definitive prospectus or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Prospectus, such reference thereto shall be deemed to be to the version for the applicable Series, Class or Products last so filed prior to the taking of such action. For purposes of
     Article IX, the term "Prospectus" shall include any statement of additional information incorporated therein.

          1.15. "Statement of Additional Information" -- with respect to the Trust shares or a class of Products, each version of the definitive statement of additional information or supplement thereto filed with the SEC pursuant to Rule 497 under the 1933 Act. With respect to any provision of this Agreement requiring a party to take action in accordance with a Statement of Additional Information, such reference thereto shall be deemed to be the last version so filed prior to the taking of such action.

          1.16. "Summary Plan Description" -- the written description of the Plan as required by ERISA.

          1.17. "DOL" -- the U.S. Department of Labor.

          1.18. "ERISA" -- the Employee Retirement Income Security Act of 1974, as amended.

          1.19. "SEC" -- the U.S. Securities and Exchange Commission.

          1.20. "NASD" -- The National Association of Securities Dealers, Inc.

          1.21. "1933 Act" -- the Securities Exchange Act of 1933, as amended.

          1.22. "1940 Act" -- the Investment Company Act of 1940, as amended.

                                   ARTICLE II

                              Sale of Trust Shares

          2.1. Availability of Shares

                  (a) The Trust has granted to the Distributor exclusive authority to distribute the Trust shares and to select which Series or Classes of Trust shares shall be made available to Participating Investors. Pursuant to such authority, and subject to Article X hereof, the Distributor shall make available to the Plan for purchase, shares of the Series and Classes listed on Schedule 1 to this Agreement, such purchases to be effected at net asset value in accordance with Section
         2.3 of this Agreement. Such Series and Classes shall be made available to the Plan in accordance with the terms and provisions of this Agreement until this Agreement is terminated pursuant to Article X or the Distributor suspends or terminates the offering of shares of such Series or Classes in the circumstances described in Article X.

                  (b) Notwithstanding clause (a) of this Section 2.1, Series or Classes of Trust shares in existence now or that may be established in the future will be made available to the Plan only as the Trust and the Distributor may so provide, subject to the Trust's rights set forth in
         Article X to suspend or terminate the offering of shares of any Series or Class or to terminate this Agreement.

                  (c) The parties acknowledge and agree that: (i) the Trust may revoke the Distributor's authority pursuant to the terms and conditions of its distribution agreement with the Distributor; and (ii) the Trust reserves the right in its sole discretion to refuse to accept a request for the purchase of Trust shares.

         2.2. Redemptions. The Trust shall redeem, at the Plan's request, any full or fractional Trust shares held by the Plan, such redemptions to be effected at net asset value in accordance with Section 2.3 of this Agreement. Notwithstanding the foregoing, (i) the Plan shall not redeem Trust shares except in the circumstances permitted in Article X of this Agreement, and (ii) the Trust may delay redemption of Trust shares of any Series or Class to the extent permitted by the 1940 Act, any rules, regulations or orders thereunder, or the Prospectus for such Series or Class.

         2.3.     Purchase and Redemption Procedures

                  (a) The Plan shall pay for shares of each Series or Class on the same day that it provides actual notice to the Trust of a purchase request for such shares. Payment for Trust shares shall be made in Federal funds transmitted to the Trust by wire to be received by the Trust by 12:00 noon New York Time on the day the Trust receives actual notice of the purchase request for shares (unless the Trust determines and so advises the Plan that sufficient proceeds are available from redemption of shares of other Series or Classes effected pursuant to redemption requests tendered by the Plan). In no event may proceeds from the redemption of shares requested by the Plan pursuant to an order received from a Plan Participant after the Trust's close of business on any Business Day, be applied to the payment for shares for which a purchase order was received prior to the Trust's close of business on such day. If the issuance of shares is canceled because Federal funds are not timely received, the Plan shall indemnify the respective Portfolio with respect to all costs, expenses and losses relating thereto. If Federal funds are not received on time, such funds will be invested, and the Series or Class of shares purchased thereby will be issued, as soon as practicable after actual receipt of such funds at the net asset value next computed as indicated in Section 2.4 below.

                  (b) Payment for a Series or Class of shares redeemed by the Plan shall be made in Federal funds transmitted by wire to the Plan or any other person properly designated in writing by the Plan, such funds normally to be transmitted by 6:00 p.m. New York Time on the next Business Day after the Trust receives actual notice of the redemption order for such Series or Class of shares (unless redemption proceeds are to be applied to the purchase of Trust shares of other Series or Classes in accordance with Section 2.3(b) of this Agreement), except that the Trust reserves the right to redeem a Series or Class of shares in assets other than cash and to delay payment of redemption proceeds to the extent permitted by the 1940 Act, any rules or regulations or orders thereunder, or the Trust's Prospectus. The Trust shall not bear any responsibility whatsoever for the proper disbursement or crediting of redemption proceeds by the Plan.

                  (c) Prior to the first purchase of any Trust shares hereunder, the Plan and the Trust shall provide each other with all information necessary to effect wire transmissions of Federal funds to the other party and all other designated persons pursuant to such protocols and security procedures as the parties may agree upon. Should such information change thereafter, the Trust and the Plan, as applicable, shall notify the other in writing of such changes, observing the same protocols and security procedures, at least three Business Days in advance of when such change is to take effect. The Plan and the Trust shall observe customary procedures to protect the confidentiality and security of such information, but the Trust shall not be liable to the Plan for any breach of security.

                  (d) The procedures set forth herein are subject to any additional terms set forth in the applicable Prospectus for the Series or Class or by the requirements of applicable law.

         2.4. Net Asset Value. The Trust shall use its best efforts to inform the Plan of the net asset value per share for each Series or Class available to the Plan as soon as reasonably practicable after the net asset value per share for such Series or Class is calculated. The Trust shall calculate such net asset value in accordance with the Prospectus for such Series or Class.

         2.5. Dividends and Distributions. The Trust shall furnish notice to the Plan as soon as reasonably practicable of any income dividends or capital gain distributions payable on any Series or Class of shares. The Plan hereby elects to receive all such dividends and distributions as are payable on any Series or Class shares in the form of additional shares of that Series or Class. The Plan reserves the right to revoke this election and to receive all such dividends and capital gain distributions in cash; to be effective, such revocation must be made in writing and received by the Trust at least ten Business Days prior to a dividend or distribution date. The Trust shall notify the Plan promptly of the number of Series or Class shares so issued as payment of such dividends and distributions.

         2.6. Book Entry. Issuance and transfer of Trust shares shall be by book entry only. Share certificates will not be issued to the Plan. Purchase and redemption orders for Trust shares shall be recorded in an appropriate ledger for the Plan.

         2.7. Pricing Errors. Any material errors in the calculation of net asset value, dividends or capital gain information shall be reported to the Plan immediately upon discovery. An error shall be deemed "material" based on the Trust's interpretation of the SEC's position and policy with regard to materiality, as it may be modified from time to time. Neither the Trust or any Portfolio, nor any of their affiliates shall be liable for any information provided to the Plan pursuant to this Agreement which information is based on incorrect information supplied by or on behalf of the Plan or any other Participating Investor to the Trust.

         2.8. Limits on Purchasers. The Distributor and the Trust shall sell Trust shares only to insurance companies and their separate accounts and to persons or plans ("Qualified Persons") that qualify to purchase shares of the Trust under Section 817(h) of the Code and the regulations thereunder without impairing the ability of any Participating Account to consider the portfolio investments of a Portfolio of the Trust as constituting investments of any Participating Account for the purpose of satisfying the diversification requirements of Section 817(h). The Distributor and the Trust shall not sell Trust shares to any insurance company or separate account unless an agreement complying with Article VIII of this Agreement is in effect to govern such sales. The Plan hereby represents and warrants that it is a Qualified Person.

                                   ARTICLE III

                         Representations and Warranties

         3.1. Plan. The Plan represents and warrants that: (i) the Plan is an employee benefit plan that qualifies under Sections 401(a) and 501(a) of the Code; (ii) the Plan is funded by a trust, validly existing, duly established and maintained in accordance with applicable law; (iii) the Plan complies with the provisions of ERISA applicable to such plans (including "Title I -Protection of Employee Benefit Rights"); (iv) any interests or participations in the trust funding the Plan are exempt from the registration requirements of Section 5 of the 1933 Act pursuant to Section 3(a)(2) of the 1933 Act; (v) the trust funding the Plan is excluded from the definition of an investment company in Section 3 of the 1940 Act by Section 3(c)(11) of the 1940 Act; and (vi) the Plan's entering into and performing its obligations under this Agreement does not and will not violate its declaration of trust or other plan documents, rules or regulations, or any agreement to which it is a party. The Plan will notify the Trust promptly if for any reason it is unable to perform its obligations under this Agreement.

         3.2. Trust. The Trust represents and warrants that: (i) the Trust is an unincorporated business trust duly formed and validly existing under the Massachusetts law; (ii) the Trust's 1940 Act Registration Statement has been filed with the SEC in accordance with the provisions of the 1940 Act and the Trust is duly registered as an open-end management investment company thereunder; (iii) the Trust's Registration Statement has been declared effective by the SEC; (iv) the Trust shares will be issued in compliance in all material respects with all applicable federal laws; (v) the Trust will remain registered under and will comply in all material respects with the 1940 Act during the term of this Agreement; (vi) each Portfolio of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code and to comply with the diversification standards prescribed in Section 817(h) of the Code and the regulations thereunder; and (vii) the investment policies of each Portfolio are in material compliance with any investment restrictions set forth on Schedule 2 to this Agreement.

         3.3. Legal Authority. Each party represents and warrants that the execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been duly authorized by all necessary corporate, partnership or trust action, as applicable, by such party, and, when so executed and delivered, this Agreement will be the valid and binding obligation of such party enforceable in accordance with its terms.

         3.4. Bonding Requirement. Each party represents and warrants that all of its trustees, officers, plan committee members, fiduciaries and employees dealing with the money and/or securities of the Trust are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Trust in an amount not less than the amount required by the applicable rules of the NASD, ERISA and the federal securities laws. The aforesaid bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company. All parties shall make all reasonable efforts to see that this bond or another bond containing these provisions is always in effect, shall provide evidence thereof promptly to any other party upon written request therefor, and shall notify the other parties promptly in the event that such coverage no longer applies.

                                   ARTICLE IV

                             Regulatory Requirements

         4.1. Trust Filings. The Trust shall amend the Trust's Registration Statement and the Trust's 1940 Act Registration Statement from time to time as required in order to effect the continuous offering of Trust shares in compliance with applicable law and to maintain the Trust's registration under the 1940 Act for so long as Trust shares are sold.

         4.2. Voting of Trust Shares. With respect to any matter put to vote by the holders of Trust shares ("Voting Shares"), the Plan's trustee(s) or committee members will exercise the Plan's Voting Share rights.

         4.3. Compliance. Under no circumstances will the Trust or any of its affiliates (excluding Participating Investors) be responsible or liable in any respect for any statements or representations made by them or their legal advisers to the Plan or any Plan Participant concerning the applicability of any federal or state laws, regulations or other authorities to the activities contemplated by this Agreement.

         4.4. Drafts of Regulatory Filings. The Trust and the Plan shall provide to each other copies of draft versions of any Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations for voting instructions, applications for exemptions, requests for "no-action" letters, and all amendments or supplements to any of the above, prepared by or on behalf of either of them and that mentions the other party by name. Such drafts shall be provided to the other party sufficiently in advance of filing such materials with regulatory authorities in order to allow such other party a reasonable opportunity to review the materials.

         4.5. Copies of Regulatory Filings. The Trust and the Plan shall provide to each other at least one complete copy of all Summary Plan Descriptions, Registration Statements, Prospectuses, Statements of Additional Information, periodic and other shareholder or Plan Participant reports, proxy statements, solicitations of voting instructions, applications for exemptions, requests for no-action letters, and all amendments or supplements to any of the above, that relate to the Trust, or the Plan, as the case may be, promptly after the filing by or on behalf of each such party of such document with the DOL, the SEC, the NASD, or other regulatory authorities (it being understood that this provision is not intended to require the Trust to provide to the Plan copies of any such documents prepared, filed or used by Participating Investors other than the
Plan).

         4.6. Regulatory Responses. Each party shall promptly provide to all other parties copies of responses to "no-action" requests, notices, orders and other decisions or rulings received by such party with respect to any filing covered by Section 4.6 of this Agreement.

         4.7.     Complaints and Proceedings

                  (a) The Trust shall immediately notify the Plan of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Trust's Registration Statement or the Prospectus of any Series or Class; (ii) any request by the SEC for any amendment to the Trust's Registration Statement or the Prospectus of any Series or Class; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the registration or offering of the Trust shares; or (iv) any other action or circumstances that may prevent the lawful offer or sale of Trust shares or any Class or Series in any state or jurisdiction, including, without limitation, any circumstance in which (A) such shares are not registered and, in all material respects, issued and sold in accordance with applicable state and federal law or (B) such law precludes the use of such shares as an underlying investment medium for Products or as a funding medium for Participating Plans. The Trust will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

                  (b) The Plan shall immediately notify the Trust and the Distributor of: (i) the issuance by any court or regulatory body of any stop order, cease and desist order, or other similar order (but not including an order of a regulatory body exempting or approving a proposed transaction or arrangement) with respect to the Plan's investment in the Trust; (ii) any request by the DOL for any change to the Plan's investment in the Trust; (iii) the initiation of any proceedings for that purpose or for any other purposes relating to the operation or investments of the Plan; or (iv) any other action or circumstances that may prevent the lawful offer of interests in the Plan, or the trust funding the Plan, in any state or jurisdiction, including, without limitation, any circumstance in which the Plan or such trust is not qualified and approved, and, in all material respects, offered [operated] [and sold] in accordance with applicable state and federal laws. The Plan will make every reasonable effort to prevent the issuance of any such stop order, cease and desist order or similar order and, if any such order is issued, to obtain the lifting thereof at the earliest possible time.

                  (c) Each party shall immediately notify the other parties when it receives notice, or otherwise becomes aware of, the commencement of any litigation or proceeding against such party or a person affiliated therewith in connection with the issuance or sale of Trust shares or the operations of the Trust or the Plan.

                  (d) The Plan shall provide to the Trust any complaints it has received from Plan Participants pertaining to the Trust or a Portfolio, and the Trust and Distributor shall each provide to the Plan any complaints it has received from Plan Participants relating to the Plan or the Plan's investment in the Trust.

         4.8. Cooperation. Each party hereto shall cooperate with the other parties and all appropriate government authorities (including without limitation the IRS, DOL, SEC, the NASD and state securities and insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry by any such authority relating to this Agreement or the transactions contemplated hereby. However, such access shall not extend to attorney-client privileged information.

                                    ARTICLE V

               Offering, Administration and Operation of the Plan

         5.1. Offer of the Plan. The Plan shall be fully responsible as to the Trust and the Distributor for offering the Plan to Plan Participants.

         5.2. Administration of the Plan and Servicing of the Plan Participants. The Plan shall be fully responsible as to the Trust for offering service and administration of the Plan and for the administration of Plan Participants' accounts.

         5.3. Trust Prospectuses and Reports. In order to enable the Plan to fulfill its obligations under this Agreement and the federal securities laws, the Trust shall provide the Plan with a copy, in camera-ready form or form otherwise suitable for printing or duplication of: (i) the Trust's Prospectus for the Series and Classes listed on Schedule 1 and any supplement thereto; (ii) each Statement of Additional Information and any supplement thereto; (iii) any Trust proxy soliciting material for such Series or Classes; and (iv) any Trust periodic shareholder reports. The Trust and the Plan may agree upon alternate arrangements, but in all cases, the Trust reserves the right to approve the printing of any such material. The Trust shall provide the Plan at least 10 days advance written notice when any such material shall become available, provided, however, that in the case of a supplement, the Trust shall provide the Plan notice reasonable in the circumstances, it being understood that circumstances surrounding such supplement may not allow for advance notice. The Plan may not alter any material so provided by the Trust or the Distributor (including without limitation presenting or delivering such material in a different medium, e.g., electronic or Internet) without the prior written consent of the Trust or the Distributor.

         5.4. Trade Names. Neither party shall use the other party's names, logos, trademarks or service marks, whether registered or unregistered, without the prior written consent of the other party, or after written consent therefor has been revoked. The Plan shall not use in advertising, publicity or otherwise the name of the Trust, Distributor, or any of their affiliates nor any trade name, trademark, trade device, service mark, symbol or any abbreviation, contraction or simulation thereof of the Trust, Distributor, or their affiliates without the prior written consent of the Trust or the Distributor in each instance.

         5.5. Representations by Plan. Except with the prior written consent of the Trust, the Plan shall not give any information or make any representations or statements about the Trust or the Portfolios nor shall it authorize or allow any other person to do so except information or representations contained in the Trust's Registration Statement or the Trust's Prospectuses or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in writing by the Trust in accordance with this Article V, or in published reports or statements of the Trust in the public domain.

         5.6. Representations by Trust. Except with the prior written consent of the Plan, the Trust shall not give any information or make any representations on behalf of the Plan or concerning the Plan or the investment options of the Plan, other than the information or representations contained in the Plan's Summary Plan Description or in published reports of the Plan which are in the public domain or in sales literature or other promotional material approved in writing by the Plan in accordance with this Article V.

                                   ARTICLE VI

                              Compliance with Code

         6.1. Section 817(h). Each Portfolio of the Trust shall comply with
Section 817(h) of the Code and the regulations issued thereunder to the extent applicable to the Portfolio as an investment company underlying a Participating Account, and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         6.2. Subchapter M. Each Portfolio of the Trust shall maintain the qualification of the Portfolio as a registered investment company (under Subchapter M or any successor or similar provision), and the Trust shall notify the Plan immediately upon having a reasonable basis for believing that a Portfolio has ceased to so qualify or that it might not so qualify in the future.

         6.3. Products. The Plan shall help to ensure the continued treatment of the Products as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code and shall notify the Trust immediately upon having a reasonable basis for believing that continued investment by it would cause such Products to cease to be so treated or might cause such Products to cease to be so treated in the future.

                                   ARTICLE VII

                                    Expenses

         7.1. Expenses. All expenses incident to each party's performance under this Agreement (including expenses expressly assumed by such party pursuant to this Agreement) shall be paid by such party to the extent permitted by law.

         7.2. Trust Expenses. Expenses incident to the Trust's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

                  (a) registration and qualification of the Trust shares under the federal securities laws;

                  (b) preparation and filing with the SEC of the Trust's Prospectuses, Trust's Statement of Additional Information, Trust's Registration Statement, Trust proxy materials and shareholder reports, and preparation of a camera-ready copy of the foregoing;

                  (c) preparation of all statements and notices required by any federal or state securities law;

                  (d) printing and mailing of all materials and reports required to be provided by the Trust to its existing shareholders;

                  (e) all taxes on the issuance or transfer of Trust shares;

                  (f) payment of all applicable fees relating to the Trust, including, without limitation, all fees due under Rule 24f-2 in connection with sales of Trust shares to qualified retirement plans, custody, auditing, transfer agent and advisory fees, fees for insurance coverage and Trust Board fees; and

                  (g) any expenses permitted to be paid or assumed by a Portfolio of the Trust pursuant to a plan, if any, under Rule 12b-1 under the 1940 Act.

         7.3. Plan Expenses. Expenses incident to the Plan's performance of its duties and obligations under this Agreement include, but are not limited to, the costs of:

                  (a) qualification of the Plan under the Code;

                  (b) preparation and filing with the DOL of the Summary Plan Description;

                  (c) the offering of interests in the trust funding the Plan;

                  (d) administration of the Plan;

                  (e) if applicable, solicitation of voting instructions with respect to Trust proxy materials;

                  (f) payment of all applicable fees relating to the Plan;

                  (g) preparation, printing and dissemination of all statements and notices to Plan Participants required by any federal or state law other than those paid for by the Trust; and

                  (h) preparation, printing and dissemination of all marketing or offering materials for the Plan or investment options under the Plan and Trust except where other arrangements are made in advance.

         7.4. 12b-1 Payments. The Trust shall pay no fee or other compensation to the Plan under this Agreement, except that if the Trust or any Series or Class of shares adopts and implements a plan pursuant to Rule 12b-1 under the 1940 Act to finance distribution expenses, then payments may be made to the Plan in accordance with such plan. To the extent that it decides to finance distribution expenses pursuant to Rule 12b-1 and such formulation is required by the 1940 Act or any rules or order thereunder, the Trust undertakes to have the Trust Board, a majority of whom are not interested persons of the Trust, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

                                  ARTICLE VIII

                               Potential Conflicts

         8.1. Exemptive Order. The parties to this Agreement acknowledge that the Trust has obtained from the SEC an order (the "Exemptive Order") granting relief from various provisions of the 1940 Act and the rules thereunder to the extent necessary to permit Trust shares to be sold to and held by variable annuity and variable life insurance separate accounts of both affiliated and unaffiliated Participating Insurance Companies and other Qualified Persons (as defined in Section 2.8 hereof). The Exemptive Order requires the Trust and each Participating Plan to comply with conditions and undertakings substantially as provided in this Article VIII. The Trust will not enter into a participation agreement with any other Participating Plan or Participating Insurance Company (other than CUNA Mutual Life Insurance Company) unless it imposes the same conditions and undertakings on that Participating Plan or Participating Insurance Company as are imposed on the Plan pursuant to this Article VIII.

         8.2. Plan Monitoring Requirements. The Plan will monitor its operations and those of the Trust for the purpose of identifying any material irreconcilable conflicts or potential material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts.

         8.3. Plan Reporting Requirements. The Plan shall report any conflicts or potential conflicts to the Trust Board and will provide the Trust Board, at least annually, with all information reasonably necessary for the Trust Board to consider any issues raised by such existing or potential conflicts or by the conditions and undertakings required by the Exemptive Order. The Plan also shall assist the Trust Board in carrying out its obligations including, but not limited to providing such other information and reports as the Trust Board may reasonably request.

         8.4. Trust Board Monitoring and Determination. The Trust Board shall monitor the Trust for the existence of any material irreconcilable conflicts between or among the interests of Participating Plans (and participants therein), Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and determine what action, if any, should be taken in response to those conflicts. A majority vote of trustees of the Trust who are not interested persons of the Trust as defined in the 1940 Act (the "disinterested trustees") shall represent a conclusive determination as to the existence of a material irreconcilable conflict between or among the interests of Product Owners of variable life insurance policies and Product Owners of variable annuity contracts and Participating Plans (and participants therein) and as to whether any proposed action adequately remedies any material irreconcilable conflict. The Trust Board shall give prompt written notice to the Plan and other Participating Investors of any such determination.

         8.5. Undertaking to Resolve Conflict. In the event that a material irreconcilable conflict of interest arises between Product Owners of variable life insurance policies or Product Owners of variable annuity contracts and Participating Plans (and participants therein), the Plan will, at its own expense, take whatever action is necessary to remedy such conflict as it adversely affects Plan Participants up to and including (i) establishing a new registered management investment company, and (ii) withdrawing Plan assets from the Trust subject to the conflict and reinvesting such assets in a different investment medium (including another Portfolio of the Trust) or submitting the question of whether such withdrawal should be implemented to a vote of all affected Plan Participants, and, as appropriate, segregating the assets of any group of such Plan Participants that votes in favor of such withdrawal, or offering to such Plan Participants the option of making such a change. The Plan will carry out the responsibility to take the foregoing action with a view only to the interests of Plan Participants.

         8.6. Expenses Associated with Remedial Action. In no event shall the Trust be required to bear the expense of establishing a new funding medium for the Plan.

         8.7. Successor Rules. If and to the extent that Rule 6e-2 and Rule 6e-3(T) are amended, or Rule 6e-3 is adopted, to provide exemptive relief from any provisions of the 1940 Act or the rules promulgated thereunder with respect to mixed and shared funding on terms and conditions materially different from those contained in the Exemptive Order, then (a) the Trust and/or the Plan, as appropriate, shall take such steps as may be necessary to comply with Rules 6e-2 and 6e-3(T), as amended, or Rule 6e-3, as adopted, as applicable, to the extent such rules are applicable, and (b) Sections 8.2 through 8.5 of this Agreement shall continue in effect only to the extent that terms and conditions substantially identical to such Sections are contained in such Rule(s) as so amended or adopted.

                                   ARTICLE IX

                                 Indemnification

         9.1. Indemnification by the Plan. The Plan hereby agrees to, and shall, indemnify and hold harmless the Trust and each person who controls or is affiliated with the Trust within the meaning of such terms under the 1933 Act or 1940 Act (but not any Participating Insurance Companies or Qualified Persons) and any officer, trustee, director, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (a) arise out of or are based upon any untrue statement of any material fact contained in the Summary Plan Description (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing to the Plan by the Trust or the Distributor for use in the Summary Plan Description for the Plan (or any amendment or supplement to any of the foregoing); or

                  (b) arise out of any untrue statement of a material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon and in conformity with information furnished to the Trust in writing by or on behalf of the Plan; or

                  (c) arise out of or are based upon any wrongful conduct of, or violation of federal or state law by, the Plan or persons under its control or subject to its authorization, including without limitation, any Plan fiduciaries, administrators, broker-dealers or agents authorized to offer interests in the Plan or manage the operations of or provide administrative services to the Plan or Plan Participants, with respect to the offer of interests in the Plan, or distribution of Trust shares through the Plan, including, without limitation, any impermissible or unauthorized representations about the Plan or the Trust; or

                  (d) arise as a result of any failure by the Plan or persons under its control (or subject to its authorization), including fiduciaries and administrators, to provide services, furnish materials or make payments as required under this Agreement; or

                  (e) arise out of any material breach by the Plan or persons under its control (or subject to its authorization), including fiduciaries or administrators, of this Agreement; or

                  (f) any breach of any warranties contained in Article III hereof, any failure to transmit a request for redemption or purchase of Trust shares or payment therefor on a timely basis in accordance with the procedures set forth in Article II, or any unauthorized use of the names or trade names of the Trust or the Distributor.

This indemnification is in addition to any liability that the Plan may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

         9.2. Indemnification by the Trust. The Trust hereby agrees to, and shall, indemnify and hold harmless the Plan and each person who controls or is affiliated with the Plan within the meaning of such terms under the 1933 Act or 1940 Act and any officer, trustee, plan committee member, fiduciary, employee or agent of the foregoing, against any and all losses, claims, damages or liabilities, joint or several (including any investigative, legal and other expenses reasonably incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which they or any of them may become subject under any statute or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities:

                  (a) arise out of or are based upon any untrue statement of any material fact contained in the Trust Registration Statement, any Prospectus for Series or Classes or sales literature or other promotional material of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made; provided that this obligation to indemnify shall not apply if such statement or omission was made in reliance upon and in conformity with information furnished in writing by the Plan to the Trust for use in the Trust Registration Statement, Trust Prospectus or sales literature or promotional material for the Trust (or any amendment or supplement to any of the foregoing) or otherwise for use in connection with the offer of interests in the Plan or any investment option under the Plan or sale of the Trust shares; or

                  (b) arise out of any untrue statement of a material fact contained in the Summary Plan Description or sales literature or other promotional material for the Plan or any investment option under the Plan (or any amendment or supplement to any of the foregoing), or the omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading in light of the circumstances in which they were made, if such statement or omission was made in reliance upon information furnished in writing by the Trust to the Plan; or

                  (c) arise out of or are based upon wrongful conduct of the Trust or its Trustees or officers with respect to the sale of Trust shares; or

                  (d) arise as a result of any failure by the Trust to provide services, furnish materials or make payments as required under the terms of this Agreement; or

                  (e) arise out of any material breach by the Trust of this Agreement (including any breach of Section 6.1 of this Agreement and any warranties contained in Article III hereof);

it being understood that in no way shall the Trust be liable to the Plan with respect to any violation of ERISA or the Code, compliance with which is a responsibility of the Plan under this Agreement or otherwise or as to which the Plan failed to inform the Trust in accordance with Section 4.4 hereof. This indemnification is in addition to any liability that the Trust may otherwise have; provided, however, that no party shall be entitled to indemnification if such loss, claim, damage or liability is caused by the wilful misfeasance, bad faith, gross negligence or reckless disregard of duty by the party seeking indemnification.

         9.4. Rule of Construction. It is the parties' intention that, in the event of an occurrence for which the Trust has agreed to indemnify the Plan, the Plan shall seek indemnification from the Trust only in circumstances in which the Trust is entitled to seek indemnification from a third party with respect to the same event or cause thereof.

         9.5. Indemnification Procedures. After receipt by a party entitled to indemnification ("indemnified party") under this Article IX of notice of the commencement of any action, if a claim in respect thereof is to be made by the indemnified party against any person obligated to provide indemnification under this Article IX ("indemnifying party"), such indemnified party will notify the indemnifying party in writing of the commencement thereof as soon as practicable thereafter, provided that the omission to so notify the indemnifying party will not relieve it from any liability under this Article IX, except to the extent that the omission results in a failure of actual notice to the indemnifying party and such indemnifying party is damaged solely as a result of the failure to give such notice. The indemnifying party, upon the request of the indemnified party, shall retain counsel reasonably satisfactory to the indemnified party to represent the indemnified party and any others the indemnifying party may designate in such proceeding and shall pay the reasonable fees and disbursements of such counsel related to such proceeding. In any such proceeding, any indemnified party shall have the right to retain its own counsel, but the fees and expenses of such counsel shall be at the expense of such indemnified party unless (i) the indemnifying party and the indemnified party shall have mutually agreed to the retention of such counsel or (ii) the named parties to any such proceeding (including any impleaded parties) include both the indemnifying party and the indemnified party and representation of both parties by the same counsel would be inappropriate due to actual or potential differing interests between them. The indemnifying party shall not be liable for any settlement of any proceeding effected without its written consent but if settled with such consent or if there be a final judgment for the plaintiff, the indemnifying party agrees to indemnify the indemnified party from and against any loss or liability by reason of such settlement or judgment.

         A successor by law of the parties to this Agreement shall be entitled to the benefits of the indemnification contained in this Article IX. The indemnification provisions contained in this Article IX shall survive any termination of this Agreement.

                                    ARTICLE X

                    Relationship of the Parties; Termination

         10.1. Relationship of Parties. The Plan is to be an independent contractor vis-a-vis the Trust, the Distributor, or any of their affiliates for all purposes hereunder and will have no authority to act for or represent any of them. In addition, no officer, trustee, committee member, or other fiduciary of the Plan will be deemed to be an employee or agent of the Trust or any of its affiliates solely because of this Agreement. The Plan will not act as an "underwriter" or "distributor" of the Trust, as those terms variously are used in the 1940 Act, the 1933 Act, and rules and regulations promulgated thereunder.

         10.2. Non-Exclusivity and Non-Interference. The parties hereto acknowledge that the arrangement contemplated by this Agreement is not exclusive; the Trust shares may be sold to other qualified plans, insurance companies and other investors (subject to Section 2.8 hereof), provided, however, that until this Agreement is terminated pursuant to this Article X.

         10.3. Termination of Agreement. This Agreement shall not terminate until (i) the Trust is dissolved, liquidated, or merged into another entity, or
(ii) as to any Portfolio that has been made available hereunder and the Plan has confirmed in writing to the Trust that it no longer intends to invest in such Portfolio. However, certain obligations of, or restrictions on, the parties to this Agreement may terminate as provided in Sections 10.4 through 10.6 and the Plan may be required to redeem Trust shares pursuant to Section 10.8 or in the circumstances contemplated by Article VIII. Article IX and Sections 5.7, 10.8 and 10.9 shall survive any termination of this Agreement.

         10.4. Termination of Offering of Trust Shares. The obligation of the Trust and the Distributor to make Trust shares available to the Plan for purchase pursuant to Article II of this Agreement shall terminate at the option of the Trust upon written notice to the Plan as provided below:

                  (a) upon institution of formal proceedings against the Plan, or the Trust's reasonable determination that institution of such proceedings is being considered by the IRS, DOL, the SEC, the insurance commission of any state or any other regulatory body regarding the Plan's duties under this Agreement, the operation of the Plan, the administration of the Plan or the purchase of Trust shares, or an expected or anticipated ruling, judgment or outcome which would, in the Trust's reasonable judgment exercised in good faith, materially impair the Plan's or Trust's ability to meet and perform the Plan's or Trust's obligations and duties hereunder, such termination effective upon 15 days prior written notice;

                  (b) in the event that the Plan is not operated in accordance with applicable federal and/or state law, such termination effective immediately upon receipt of written notice;

                  (c) if the Trust or the Distributor suspends or terminates the offering of Trust shares of any Series or Class to all Participating Investors or only designated Participating Investors, if such action is required by law or by regulatory authorities having jurisdiction or if, in the sole discretion of the Trust or the Distributor acting in good faith, suspension or termination is necessary in the best interests of the shareholders of any Series or Class (it being understood that "shareholders" for this purpose shall mean Product Owners, Plan Participants or participants in other Participating Plans), such notice effective immediately upon receipt of written notice, it being understood that a lack of Participating Investor interest in a Series or Class may be grounds for a suspension or termination as to such Series or Class and that a suspension or termination shall apply only to the specified Series or Class;

                  (d) upon the Plan's assignment of this Agreement unless the Trust consents thereto, such termination effective upon 30 days prior written notice;

                  (e) if the Plan is in material breach of any provision of this Agreement, which breach has not been cured to the satisfaction of the Trust within 10 days after written notice of such breach has been delivered to the Plan, such termination effective upon expiration of such 10-day period; or

                  (f) upon the determination of the Trust s Board to dissolve, liquidate or merge the Trust as contemplated by Section 10.3(i), upon termination of the Agreement pursuant to Section 10.3(ii), or upon notice from the Plan pursuant to Section 10.5 or 10.6, such termination pursuant hereto to be effective upon 15 days prior written notice.

         10.5. Termination of Investment in a Portfolio. The Plan may elect to cease investing in a Portfolio or withdraw its investment in a Portfolio, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

                  (a) if the Trust informs the Plan that it will not cause such Portfolio to comply with investment restrictions as requested by the Plan (as indicated in schedule 2), and the Trust and the Plan are unable to agree upon any reasonable alternative accommodations;

                  (b) if shares in such Portfolio are not reasonably available to meet the requirements of the Plan as determined by the Plan (including any non-availability as a result of notice given by the Distributor pursuant to Section 10.4(c)), and the Distributor, after receiving written notice from the Plan of such non-availability, fails to make available, within 10 days after receipt of such notice, a sufficient number of shares in such Portfolio or an alternate Portfolio to meet the requirements of the Plan; or

                  (c) if such Portfolio fails to meet the diversification requirements specified in Section 817(h) of the Code and any regulations thereunder and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure;

Such termination shall apply only as to the affected Portfolio and shall not apply to any other Portfolio in which the Plan invests.

         10.6. Termination of Investment by the Plan. The Plan may elect to cease investing in all Series or Classes of the Trust made available hereunder, promoting the Trust as an investment option under the Plan, or withdraw its investment in the Trust, subject to compliance with applicable law, upon written notice to the Trust within 15 days of the occurrence of any of the following events (unless provided otherwise below):

                  (a) upon institution of formal proceedings against the Trust or the Distributor (but only with regard to the Trust) by the NASD, the SEC or any state securities or insurance commission or any other regulatory body;

                  (b) if, with respect to the Trust or a Portfolio, the Trust or the Portfolio ceases to qualify as a regulated investment company under Subchapter M of the Code, as defined therein, or any successor or similar provision, or if the Plan reasonably believes that the Trust may fail to so qualify, and the Trust, upon written request, fails to provide reasonable assurance that it will take action to cure or correct such failure within 30 days; or

                  (c) if the Trust is in material breach of a provision of this Agreement, which breach has not been cured to the satisfaction of the Plan within 10 days after written notice of such breach has been delivered to the Trust.

         10.7. Forced Redemption of Certain Participating Investor's Shares. The parties understand and acknowledge that it is essential for compliance with
Section 817(h) of the Code that the Products qualify as annuity contracts or life insurance policies, as applicable, under the Code. Accordingly, if any of the Products cease to qualify as annuity contracts or life insurance policies, as applicable, under the Code, or if the Trust reasonably believes that any such Products may fail to so qualify, the Trust shall have the right to require the issuing Participating Insurance Company to redeem Trust shares attributable to such Products upon notice to the Participating Insurance Company and the Company shall so redeem such Trust shares in order to ensure that the Trust, or any Portfolio of the Trust, complies with the provisions of Section 817(h) of the Code applicable to ownership of Trust shares. Likewise, if the Trust reasonably believes that any investment by a Participating Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, then the Trust shall have the right to require the Participating Plan to redeem Trust shares attributable to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h) upon notice to the Participating Plan.

         10.8. Plan Required to Redeem. The parties understand and acknowledge that, for the reasons stated in Section 10.7 above, if the Trust reasonably believes that any investment by the Plan in a Portfolio may cause the Portfolio to fail to comply with Section 817(h) of the Code, the Trust shall have the right, upon notice to the Plan, to require the Plan to redeem Trust shares to the extent necessary to ensure that the Portfolio complies with the provisions of Section 817(h). Notice to the Plan shall specify the period of time the Plan has to redeem the Trust shares or to make other arrangements satisfactory to the Trust and its counsel, such period of time to be determined with reference to the requirements of Section 817(h) of the Code. In addition, the Plan may be required to redeem Trust shares pursuant to action taken or request made by the Trust Board in accordance with the Exemptive Order described in Article VIII or any conditions or undertakings set forth or referenced therein, or other SEC rule, regulation or order that may be adopted after the date hereof. The Plan agrees to redeem shares in the circumstances described herein and to comply with applicable terms and provisions. Also, in the event that the Distributor suspends or terminates the offering of a Series or Class pursuant to Section 10.4(c) of this Agreement, the Plan, upon request by the Distributor, will cooperate in taking appropriate action to withdraw its investment in the respective Portfolio.

         10.9. Confidentiality. The Plan will keep confidential any information acquired as a result of this Agreement regarding the business and affairs of the Trust, the Distributor, and their affiliates.

                                   ARTICLE XI

                  Applicability to New Plan Investment Options

         The parties to this Agreement may amend the schedules to this Agreement from time to time to reflect, as appropriate, changes in or relating to the Plan, any Series or Class of Trust shares. Such amendments may be made effective by executing the form of amendment included on each schedule attached hereto. The provisions of this Agreement shall be equally applicable to each such Series, or Class, as applicable, effective as of the date of amendment of such Schedule, unless the context otherwise requires. The parties to this Agreement may amend this Agreement from time to time by written agreement signed by all the party.

                                   ARTICLE XII

                           Notice, Request or Consent

         Any notice, request or consent to be provided pursuant to this Agreement is to be made in writing and shall be given:

                                If to the Trust:

                                Michael S. Daubs
                                    President
                                Ultra Series Fund
                             5910 Mineral Point Road
                                Madison, WI 53701

                                 If to the Plan:

                               Michael B. Kitchen
                              Plan Committee Member
                             5910 Mineral Point Road
                                Madison, WI 53701

or at such other address as such party may from time to time specify in writing to the other party. Each such notice, request or consent to a party shall be sent by registered or certified United States mail with return receipt requested or by overnight delivery with a nationally recognized courier, and shall be effective upon receipt. Notices pursuant to the provisions of Article II may be sent by facsimile to the person designated in writing for such notices.

                                  ARTICLE XIII

                                  Miscellaneous

         13.1. Interpretation. This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the state of Massachusetts, without giving effect to the principles of conflicts of laws, subject to the following rules:

                  (a) This Agreement shall be subject to the provisions of the 1933 Act, 1940 Act, Securities Exchange Act of 1934, as amended, ERISA and the rules, regulations and rulings thereunder, including such exemptions from those statutes, rules, and regulations as the SEC or the DOL may grant, and the terms hereof shall be limited, interpreted and construed in accordance therewith.

                  (b) The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their construction or effect.

                  (c) If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby.

                  (d) The rights, remedies and obligations contained in this Agreement are cumulative and are in addition to any and all rights, remedies and obligations, at law or in equity, which the parties hereto are entitled to under state and federal laws.

         13.2. Counterparts. This Agreement may be executed simultaneously in two or more counterparts, each of which together shall constitute one and the same instrument.

         13.3. No Assignment. Neither this Agreement nor any of the rights and obligations hereunder may be assigned by the Plan, the Distributor or the Trust without the prior written consent of the other parties.

         13.4. Actions by the Plan. Where this Agreement requires or permits the Plan to act (or refrain from action), the Plan's trustee(s), Plan committee (or an authorized Plan committee member), or other appropriate fiduciary of the Plan, as appropriate, [shall] [may] perform on behalf of the Plan.

         13.5. Declaration of Trust. A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the state of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of the Trust as trustees, and is not binding upon any of the Trustees, officers or shareholders of the Trust individually, but binding only upon the assets and property of the Trust. No Series of the Trust shall be liable for the obligations of any other Series of the Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed in its name and behalf by its duly authorized officer on the date specified below.

                                  ULTRA SERIES FUND

                                  (Trust)

Date: October 31, 1997            By:  /s/ Michael S. Daubs
                                       Name:    Michael S. Daubs
                                       Title:   President, Ultra Series Fund



                                  CUNA MUTUAL THRIFT PLAN

                                  (Plan)

Date: October 31, 1997            By:  /s/ Connie J. Wiegeshaus
                                       Name:    Connie J. Wiegeshaus
                                       Title:   Plan Committee Member

                                   Schedule 1

                            Trust Classes and Series
                            Available Under the Plan

Effective as of the date the Agreement was executed, the following Trust Classes and Series are available under the Plan:

Plan Investment Option            Trust Classes and Series










                        [Form of Amendment to Schedule 1]

Effective as of __________________, this Schedule 1 is hereby amended to reflect the following changes in Trust Classes and Series:

Plan Investment Option            Trust Classes and Series








IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 1 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Thrift Plan

                                   Schedule 2

                             Investment Restrictions
                       Applicable to the Trust Portfolios

Effective as of the date the Agreement was executed, the following investment restrictions are applicable to the Trust:

                        [Form of Amendment to Schedule 2]

Effective as of ___________________, this Schedule 2 is hereby amended to reflect the following changes:

IN WITNESS WHEREOF, the Trust and the Plan hereby amend this Schedule 2 in accordance with Article XI of the Agreement.

-----------------------------     ----------------------------
ULTRA Series Fund                 CUNA Mutual Thrift Plan

                                 Exhibit 23(j)
                        Consent of KPMG Peat Marwick LLP

                                 Other Exhibits
                               Power of attorney


                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this _______ day of _______________, 1999.


                                                Gwendolyn M. Boeke
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this _______ day of _______________, 1999.


                                                Michael S. Daubs
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this _______ day of _______________, 1999.


                                                Al Disrud
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this _______ day of _______________, 1999.


                                                L.R. Halverson
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this _______ day of _______________, 1999.


                                                Keith S. Noah
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson and Michael A. Murphy, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this _______ day of _______________, 1999.


                                                T.C. Watt
                                                Trustee for Ultra Series Fund